UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-6337

                              ACCESSOR FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                1420 Fifth Avenue, Suite 3600, Seattle, WA 98101
               (Address of principal executive offices) (Zip code)

                             J. ANTHONY WHATLEY III
                               1420 Fifth Avenue
                                   Suite 3600
                            Seattle, Washington 98101
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                   Copies of all communications, including all
                      communications sent to the agent for
                           service, should be sent to:
                                ROGER P. JOSEPH
                             Bingham McCuthen LLP
                                 150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)
                     ---------------------------------------

        Registrant's Telephone Number, including Area Code: 206-224-7420
                                                            ------------

                        Date of fiscal year end: December 31
                                                 -----------

                     Date of reporting period: March 31, 2006
                                               ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

Item 1. Schedule of Investments.

Schedule of Investments
Accessor Growth Fund

Schedule of Investments, March 31, 2006 (Unaudited)

DESCRIPTION                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (1.8%)
         Boeing                                                                                  15,300             $  1,192,329
         General Dynamics                                                                         5,400                  345,492
         L-3 Communications Holdings - Class 3                                                    1,400                  120,106
         Rockwell Collins                                                                        17,700                  997,395
                                                                                                                    ------------
                                                                                                                       2,655,322
AIR FREIGHT & LOGISTICS (0.0%)
         FedEx                                                                                      500                   56,470
                                                                                                                    ------------

AIRLINES (0.3%)
         Southwest Airlines                                                                      22,100                  397,579
                                                                                                                    ------------

BEVERAGES (2.2%)
         Brown Forman - Class B                                                                  13,300                1,023,701
         Coca-Cola Company                                                                        6,800                  284,716
         PepsiCo                                                                                 34,500                1,993,755
                                                                                                                    ------------
                                                                                                                       3,302,172
BIOTECHNOLOGY (4.0%)
         Amgen *                                                                                 30,800                2,240,700
         Applera                                                                                  8,600                  233,404
         Chiron *                                                                                11,100                  508,491
         Genzyme *                                                                               12,400                  833,528
         Gilead Sciences *                                                                       19,600                1,219,512
         Medimmune *                                                                             27,600                1,009,608
                                                                                                                    ------------
                                                                                                                       6,045,243
CAPITAL MARKETS (4.7%)
         Ameriprise Financial                                                                     7,300                  328,938
         Charles Schwab                                                                          35,400                  609,234
         E*Trade Financial *                                                                     33,100                  893,038
         Federated Investors                                                                     19,700                  769,285
         Franklin Resources                                                                      20,800                1,960,192
         Lehman Brothers Holdings                                                                 7,100                1,026,163
         Mellon Financial                                                                        12,700                  452,120
         Northern Trust                                                                           5,200                  273,000
         State Street                                                                            10,500                  634,515
         T Rowe Price Group                                                                         900                   70,389
                                                                                                                    ------------
                                                                                                                       7,016,874
CHEMICALS (0.0%)
         Ecolab                                                                                     400                   15,280
         Praxair                                                                                    300                   16,545
         Tronox - Class B                                                                         1,573                   26,722
                                                                                                                    ------------
                                                                                                                          58,547
COMMERCIAL BANKS (1.1%)
         Bank of America                                                                         25,700                1,170,378
         Zions Bancorporation                                                                     5,700                  471,561
                                                                                                                    ------------
                                                                                                                       1,641,939
COMMERCIAL SERVICES & SUPPLIES (1.5%)
         Automatic Data Processing                                                                4,100                  187,288
         Equifax                                                                                 33,300                1,240,092
         Monster Worldwide *                                                                      3,600                  179,496
         Robert Half Intl                                                                        16,300                  629,343
                                                                                                                    ------------
                                                                                                                       2,236,219
COMMUNICATIONS EQUIPMENT (1.8%)
         ADC Telecommunications *                                                                 5,100                  130,509
         Cisco Systems *                                                                          1,600                   34,672
         Corning *                                                                               55,600                1,496,196
         Motorola                                                                                29,200                  668,972
         Qualcomm                                                                                 6,200                  313,782
                                                                                                                    ------------
                                                                                                                       2,644,131

DESCRIPTION                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS (1.1%)
         Apple Computer *                                                                        10,800                  677,376
         Dell *                                                                                   7,200                  214,272
         International Business Machines                                                          9,169                  756,167
                                                                                                                    ------------
                                                                                                                       1,647,815
CONSTRUCTION MATERIALS (0.0%)
         Vulcan Materials                                                                           400                   34,660
                                                                                                                    ------------

CONSUMER FINANCE (0.2%)
         American Express                                                                         4,400                  231,220
                                                                                                                    ------------

DIVERSIFIED FINANCIAL SERVICES (1.8%)
         Moody's                                                                                 23,100                1,650,726
         SLM                                                                                     20,600                1,069,964
                                                                                                                    ------------
                                                                                                                       2,720,690
ELECTRIC UTILITIES (1.1%)
         Edison International                                                                    23,600                  971,848
         Exelon                                                                                  11,400                  603,060
                                                                                                                    ------------
                                                                                                                       1,574,908
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
         Agilent Technologies *                                                                  28,000                1,051,400
         Jabil Circuit *                                                                         24,500                1,050,070
         Molex                                                                                    4,000                  132,800
         Tektronix                                                                                  900                   32,139
                                                                                                                    ------------
                                                                                                                       2,266,409
ENERGY EQUIPMENT & SERVICES (3.6%)
         Baker Hughes                                                                            15,500                1,060,200
         BJ Services                                                                             26,600                  920,360
         Halliburton                                                                              4,700                  343,194
         Nabors Industries *                                                                      5,000                  357,900
         National Oilwell Varco *                                                                10,800                  692,496
         Noble                                                                                    9,900                  802,890
         Schlumberger                                                                             8,100                1,025,217
         Transocean *                                                                             2,100                  168,630
         Weatherford International *                                                              1,100                   50,325
                                                                                                                    ------------
                                                                                                                       5,421,212
FOOD & STAPLES RETAILING (3.5%)
         The Kroger Co. *                                                                        28,500                  580,260
         Walgreen                                                                                41,200                1,776,956
         Wal-Mart Stores                                                                         55,000                2,598,200
         Whole Foods Market                                                                       5,200                  345,488
                                                                                                                    ------------
                                                                                                                       5,300,904
FOOD PRODUCTS (2.1%)
         Campbell Soup                                                                           11,300                  366,120
         General Mills                                                                           10,000                  506,800
         Hershey                                                                                 14,900                  778,227
         Kellogg                                                                                 13,200                  581,328
         Wm Wrigley Jr. Company                                                                  15,300                  979,200
                                                                                                                    ------------
                                                                                                                       3,211,675
HEALTH CARE EQUIPMENT & SUPPLIES (5.6%)
         Baxter International                                                                    29,200                1,133,252
         Becton Dickinson                                                                           300                   18,474
         C.R. Bard                                                                                4,500                  305,145
         Fisher Scientific International *                                                        1,600                  108,880
         Guidant                                                                                 11,400                  889,884
         Hospira *                                                                               45,500                1,795,430
         Medtronic                                                                               39,300                1,994,475
         Millipore Corp *                                                                        13,000                  949,780
         St Jude Medical *                                                                       22,200                  910,200
         Thermo Electron *                                                                        7,700                  285,593
                                                                                                                    ------------
                                                                                                                       8,391,113
HEALTH CARE PROVIDERS & SERVICES (10.7%)
         Aetna                                                                                    6,000                  294,840
         AmerisourceBergen - Class A                                                             31,900                1,539,813
         Cardinal Health                                                                         13,200                  983,664
         Caremark Rx *                                                                           26,300                1,293,434
         Cigna                                                                                    7,700                1,005,774
         Coventry Health Care *                                                                  18,150                  979,737
         Express Scripts - Class A *                                                             32,800                2,883,120
         Health Management Associates - Class A                                                   1,400                   30,198
         HCA                                                                                     18,200                  833,378
         Humana *                                                                                 7,200                  379,080
         Laboratory Corp. of America Holdings *                                                   7,800                  456,144
         Manor Care                                                                               9,900                  439,065
         Medco Health Solutions *                                                                28,700                1,642,214
         Quest Diagnostics                                                                        5,400                  277,020
         United Health Group                                                                     55,100                3,077,886
                                                                                                                    ------------
                                                                                                                      16,115,367

DESCRIPTION                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE (3.2%)
         Darden Restaurants *                                                                    30,500                1,251,415
         Harrah's Entertainment                                                                   3,400                  265,064
         Hilton Hotels                                                                            3,200                   81,472
         International Game Technology                                                            5,200                  183,144
         Marriott International - Class A                                                         4,800                  329,280
         McDonalds                                                                                2,400                   82,464
         Starbucks *                                                                             16,000                  602,240
         Wendy's International                                                                   14,800                  918,488
         Yum! Brands                                                                             22,900                1,118,894
                                                                                                                    ------------
                                                                                                                       4,832,461
HOUSEHOLD DURABLES (0.7%)
         Black & Decker                                                                           3,500                  304,115
         Fortune Brands                                                                             300                   24,189
         Harman International                                                                     3,000                  333,390
         KB Home                                                                                  2,100                  136,458
         Maytag                                                                                  10,100                  215,433
                                                                                                                    ------------
                                                                                                                       1,013,585
HOUSEHOLD PRODUCTS (2.1%)
         Clorox                                                                                   9,600                  574,560
         Colgate-Palmolive                                                                       12,300                  702,330
         Procter & Gamble                                                                        33,672                1,940,181
                                                                                                                    ------------
                                                                                                                       3,217,071
INDEPENDENT POWER PRODUCERS (0.5%)
         TXU                                                                                     18,200                  814,632
                                                                                                                    ------------

INDUSTRIAL CONGLOMERATES (3.0%)
         General Electric                                                                       130,600                4,542,268
                                                                                                                    ------------

INSURANCE (3.2%)
         Aflac                                                                                   19,500                  880,035
         American International Group                                                             7,200                  475,848
         Marsh & McLennan                                                                         4,800                  140,928
         Progressive                                                                             16,200                1,689,012
         Prudential Financial                                                                    21,800                1,652,658
                                                                                                                    ------------
                                                                                                                       4,838,481
INTERNET & CATALOG RETAIL (0.1%)
         Amazon.Com Inc *                                                                         4,900                  178,899
                                                                                                                    ------------

INTERNET SOFTWARE & SERVICES (0.2%)
         Verisign *                                                                               1,000                   23,990
         Yahoo! *                                                                                 6,100                  196,786
                                                                                                                    ------------
                                                                                                                         220,776
IT SERVICES (1.3%)
         Affiliated Computer Services - Class A *                                                 1,600                   95,456
         Convergys *                                                                              3,000                   54,630
         First Data                                                                               9,200                  430,744
         Fiserv *                                                                                14,700                  625,485
         Paychex                                                                                 19,000                  791,540
                                                                                                                    ------------
                                                                                                                       1,997,855
MACHINERY (0.4%)
         ITT Industries                                                                          11,800                  663,396
                                                                                                                    ------------

MEDIA (1.1%)
         Dow Jones & Co                                                                             800                   31,440
         EW Scripps - Class A                                                                     7,700                  344,267
         McGraw Hill                                                                             12,200                  702,964
         Meredith                                                                                 4,900                  273,371
         Omnicom Group                                                                              100                    8,325
         Time Warner                                                                             11,000                  184,690
         Univision - Class A *                                                                    2,200                   75,834
                                                                                                                    ------------
                                                                                                                       1,620,891
METALS & MINING (0.2%)
         Allegheny Technologies                                                                   2,400                  146,832
         Newmont Mining                                                                           2,900                  150,481
                                                                                                                    ------------
                                                                                                                         297,313
MULTILINE RETAIL (0.6%)
         Target                                                                                  16,600                  863,366
                                                                                                                    ------------

DESCRIPTION                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS (10.4%)
         Amerada Hess *                                                                           1,100                  156,640
         Anadarko Petroleum                                                                       8,700                  878,787
         Apache                                                                                   4,200                  275,142
         Burlington Resources                                                                    25,700                2,362,087
         Chesapeake Energy                                                                        7,800                  244,998
         ChevronTexaco                                                                           15,000                  869,550
         Devon Energy                                                                            28,600                1,749,462
         EOG Resources                                                                           34,200                2,462,400
         Exxon Mobil                                                                             56,300                3,426,418
         Kerr-McGee Corp.                                                                         7,800                  744,744
         Kinder Morgan                                                                            5,000                  459,950
         Occidental Petroleum                                                                       400                   37,060
         Valero Energy                                                                           15,300                  914,634
         XTO Energy                                                                              24,300                1,058,751
                                                                                                                    ------------
                                                                                                                      15,640,623
PERSONAL PRODUCT (0.0%)
         The Estee Lauder Cos - Class A                                                             900                   33,471
                                                                                                                    ------------

PHARMACEUTICALS (11.0%)
         Abbott Laboratories                                                                     23,600                1,002,292
         Allergan                                                                                13,600                1,475,600
         Barr Pharmaceuticals *                                                                   5,300                  333,794
         Bristol-Myers Squibb                                                                     4,300                  105,823
         Eli Lilly & Co                                                                           4,500                  248,850
         Forest Laboratories *                                                                    4,500                  200,835
         Johnson & Johnson                                                                       85,600                5,069,232
         King Pharmaceuticals *                                                                  66,300                1,143,675
         Merck                                                                                   34,400                1,211,912
         Mylan Laboratories                                                                      31,400                  734,760
         Pfizer                                                                                  77,700                1,936,284
         Schering-Plough                                                                         22,500                  427,275
         Watson Pharmaceuticals *                                                                 7,100                  204,054
         Wyeth                                                                                   51,400                2,493,928
                                                                                                                    ------------
                                                                                                                      16,588,314
REAL ESTATE (0.7%)
         Prologis                                                                                 2,200                  117,700
         Public Storage                                                                           6,700                  544,241
         Simon Property Group                                                                     1,600                  134,624
         Vornado Realty Trust                                                                     2,900                  278,400
                                                                                                                    ------------
                                                                                                                       1,074,965
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
         Applied Materials                                                                        5,000                   87,550
         Broadcom - Class A *                                                                    22,200                  958,152
         Freescale Semiconductor - Class B *                                                     11,600                  322,132
         Intel                                                                                    1,400                   27,090
         National Semiconductor                                                                  28,100                  782,304
         Nvidia *                                                                                14,300                  818,818
         Texas Instruments                                                                        1,700                   55,199
                                                                                                                    ------------
                                                                                                                       3,051,245
SOFTWARE (5.7%)
         Adobe Systems *                                                                          4,000                  139,680
         Autodesk *                                                                              22,700                  874,404
         BMC Software *                                                                          19,600                  424,536
         Citrix Systems *                                                                        12,200                  462,380
         Intuit *                                                                                 2,100                  111,699
         Microsoft                                                                              227,400                6,187,554
         Oracle *                                                                                31,136                  426,252
                                                                                                                    ------------
                                                                                                                       8,626,505
SPECIALTY RETAIL (1.9%)
         Best Buy                                                                                 5,500                  307,615
         Home Depot                                                                              12,000                  507,600
         Lowe's                                                                                   2,200                  141,768
         Office Depot *                                                                          42,200                1,571,528
         Sherwin Williams                                                                         2,000                   98,880
         Tiffany & Co.                                                                            6,900                  259,026
                                                                                                                    ------------
                                                                                                                       2,886,417
TEXTILES, APPAREL & LUXURY GOODS (0.3%)
         Coach *                                                                                 12,300                  425,334
                                                                                                                    ------------

THRIFTS & MORTGAGE FINANCE (0.1%)
         Freddie Mac                                                                              1,700                  103,700
         MGIC Investment                                                                            600                   39,978
                                                                                                                    ------------
                                                                                                                         143,678

DESCRIPTION                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------------------
TOBACCO (1.8%)
         Altria Group                                                                            38,900                2,756,454
                                                                                                                    ------------

TRADING COMPANIES & DISTRIBUTORS (0.0%)
         WW Grainger                                                                                700                   52,745
                                                                                                                    ------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
         Alltel                                                                                   7,600                  492,100
                                                                                                                    ------------

TOTAL COMMON STOCKS (IDENTIFIED COST $137,221,893)                                                                   149,843,314
                                                                                                                    ------------


                                                             INTEREST      MATURITY         PRINCIPAL
DESCRIPTION                                                    RATE         DATE              AMOUNT                    VALUE
--------------------------------------------------------------------------------------------------------------------------------
SHORT TERM SECURITIES (0.9%)
         FIFTH THIRD REPURCHASE AGREEMENT DATED                4.680%     04/03/2006         $1,322,330             $  1,322,330
         3/31/06 (Repurchase value $1,322,846
         collateralized by U.S. Government
         Agency Securities) (1)
                                                                                                                    ------------

TOTAL SHORT TERM SECURITIES (IDENTIFIED COST $1,322,330)                                                               1,322,330
                                                                                                                    ------------

TOTAL INVESTMENTS  (100.2%) (IDENTIFIED COST $138,544,223) (2)                                                       151,165,644

TOTAL LIABILITIES LESS OTHER ASSETS (-0.2%)                                                                             (290,506)

                                                                                                                    ------------
TOTAL NET ASSETS (100.0%)                                                                                           $150,875,138
                                                                                                                    ============

*   Non-Income Producing Security
(1) See Note 9 for collateral information.
(2) See Note 12 for important tax information.
    SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Schedule of Investments
Accessor Value Fund

Schedule of Investments, March 31, 2006 (Unaudited)

DESCRIPTION                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (98.1%)
AEROSPACE & DEFENSE (3.2%)
          General Dynamics                                                                       21,000             $  1,343,580
          Lockheed Martin                                                                        34,700                2,607,011
                                                                                                                    ------------
                                                                                                                       3,950,591
AIR FREIGHT & LOGISTICS (1.2%)
          United Parcel Service - Class B                                                        18,900                1,500,282
                                                                                                                    ------------

AIRLINES (0.2%)
          Southwest Airlines                                                                     14,500                  260,855
                                                                                                                    ------------

BIOTECHNOLOGY (0.5%)
          Millennium Pharmaceutical *                                                            58,700                  593,457
                                                                                                                    ------------

BUILDING PRODUCTS (0.6%)
          American Standard                                                                       7,800                  334,308
          Masco                                                                                  13,700                  445,113
                                                                                                                    ------------
                                                                                                                         779,421
CAPITAL MARKETS (7.8%)
          American Capital                                                                       26,900                  945,804
          Goldman Sachs                                                                          18,300                2,872,368
          Lehman Brothers Holdings                                                               14,300                2,066,779
          Merrill Lynch                                                                          27,300                2,150,148
          Northern Trust                                                                          9,500                  498,750
          State Street                                                                           20,200                1,220,686
                                                                                                                    ------------
                                                                                                                       9,754,535
CHEMICALS (0.8%)
          Air Products & Chemicals                                                                4,700                  315,793
          Ashland                                                                                10,300                  732,124
                                                                                                                    ------------
                                                                                                                       1,047,917
COMMERCIAL BANKS (9.7%)
          Bank of America                                                                       131,700                5,997,618
          Comerica                                                                               32,900                1,907,213
          Unionbancal                                                                            17,100                1,199,736
          US Bancorp                                                                             59,000                1,799,500
          Wells Fargo & Co.                                                                      19,000                1,213,530
                                                                                                                    ------------
                                                                                                                      12,117,597
COMMERCIAL SERVICES & SUPPLIES (2.1%)
          Avery Dennison                                                                          8,500                  497,080
          Cendant                                                                                18,200                  315,770
          Waste Management                                                                       51,200                1,807,360
                                                                                                                    ------------
                                                                                                                       2,620,210
COMMUNICATIONS EQUIPMENT (3.7%)
          Avaya *                                                                                36,700                  414,710
          Corning *                                                                              48,100                1,294,371
          Motorola                                                                               55,900                1,280,669
          Qualcomm                                                                               32,900                1,665,069
                                                                                                                    ------------
                                                                                                                       4,654,819
COMPUTERS & PERIPHERALS (2.1%)
          EMC *                                                                                  19,200                  261,696
          Hewlett-Packard                                                                        70,300                2,312,870
                                                                                                                    ------------
                                                                                                                       2,574,566
CONSUMER FINANCE (0.5%)
          Capital One Financial                                                                   8,100                  652,212
                                                                                                                    ------------

DIVERSIFIED FINANCIAL SERVICES (5.0%)
          Citigroup                                                                             119,687                5,652,817
          JP Morgan Chase                                                                        13,300                  553,812
                                                                                                                    ------------
                                                                                                                       6,206,629
DIVERSIFIED TELECOMMUNICATION SERVICES (6.1%)
          AT&T                                                                                  162,200                4,385,888
          BellSouth                                                                              35,600                1,233,540
          CenturyTel                                                                             36,700                1,435,704
          Qwest Communications *                                                                 71,400                  485,520
                                                                                                                    ------------
                                                                                                                       7,540,652
ELECTRIC UTILITIES (1.2%)
          Cinergy                                                                                 5,400                  245,214
          FirstEnergy                                                                            10,800                  528,120
          Pepco Holdings                                                                         31,600                  720,164
                                                                                                                    ------------
                                                                                                                       1,493,498

DESCRIPTION                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (0.7%)
          Emerson Electric                                                                       10,800                  903,204
                                                                                                                    ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
          Arrow Electronics *                                                                    10,300                  332,381
                                                                                                                    ------------

ENERGY EQUIPMENT & SERVICES (1.1%)
          Halliburton                                                                             7,700                  562,254
          Tidewater                                                                              10,500                  579,915
          Weatherford International *                                                             5,500                  251,625
                                                                                                                    ------------
                                                                                                                       1,393,794
FOOD & STAPLES RETAILING (0.3%)
          SuperValue                                                                             13,300                  409,906
                                                                                                                    ------------

GAS UTILITIES (0.3%)
          Atmos Energy                                                                           15,000                  394,950
                                                                                                                    ------------

HEALTH CARE PROVIDERS & SERVICES (2.9%)
          Cardinal Health                                                                         7,400                  551,448
          Cigna                                                                                   7,400                  966,588
          McKesson                                                                               30,900                1,610,817
          WellPoint Inc *                                                                         6,200                  480,066
                                                                                                                    ------------
                                                                                                                       3,608,919
HOTELS, RESTAURANTS & LEISURE (0.8%)
          McDonalds                                                                              29,800                1,023,928
                                                                                                                    ------------

HOUSEHOLD DURABLES (2.0%)
          Centex                                                                                  4,600                  285,154
          The Dow Chemical Co.                                                                   10,100                  410,060
          DR Horton                                                                              23,200                  770,704
          Standard-Pacific                                                                       12,600                  423,612
          Whirlpool                                                                               7,200                  658,584
                                                                                                                    ------------
                                                                                                                       2,548,114
HOUSEHOLD PRODUCTS (0.5%)
          Kimberly-Clark                                                                          9,800                  566,440
                                                                                                                    ------------

INDUSTRIAL CONGLOMERATES (3.2%)
          3M                                                                                     13,600                1,029,384
          General Electric                                                                       84,500                2,938,910
                                                                                                                    ------------
                                                                                                                       3,968,294
INSURANCE (6.9%)
          Ace                                                                                    30,300                1,575,903
          Everest Re Group                                                                        1,600                  149,392
          Hartford Financial Services Group                                                      16,300                1,312,965
          MBIA                                                                                   26,100                1,569,393
          St. Paul Travelers                                                                     57,859                2,417,928
          UnumProvident                                                                          79,700                1,632,256
                                                                                                                    ------------
                                                                                                                       8,657,837
IT SERVICES (1.5%)
          Computer Sciences *                                                                    10,100                  561,055
          First Data                                                                             23,512                1,100,832
          Sabre Holdings - Class A                                                                8,700                  204,711
                                                                                                                    ------------
                                                                                                                       1,866,598
MACHINERY (5.0%)
          Caterpillar                                                                            22,300                1,601,363
          Cummins                                                                                 3,800                  399,380
          Eaton                                                                                  11,000                  802,670
          Ingersoll-Rand - Class A                                                               61,800                2,582,622
          Parker Hannifin                                                                        11,200                  902,832
                                                                                                                    ------------
                                                                                                                       6,288,867
MEDIA (5.8%)
          CBS - Class B                                                                          30,750                  737,385
          Clear Channel Communications                                                           12,800                  371,328
          Comcast - Class A *                                                                    69,273                1,812,182
          Time Warner                                                                            46,500                  780,735
          Univision - Class A *                                                                  19,700                  679,059
          Viacom, Inc. - Class B *                                                               30,750                1,193,100
          Walt Disney                                                                            60,100                1,676,189
                                                                                                                    ------------
                                                                                                                       7,249,978
METALS & MINING (0.6%)
          Freeport-McMoRan Copper & Gold - Class B                                               12,500                  747,125
                                                                                                                    ------------

DESCRIPTION                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES (2.5%)
          Nisource                                                                               59,000                1,192,980
          PG&E                                                                                   11,700                  455,130
          Puget Energy                                                                           15,300                  324,054
          Xcel Energy                                                                            65,000                1,179,750
                                                                                                                    ------------
                                                                                                                       3,151,914
OFFICE ELECTRONICS (0.5%)
          Xerox *                                                                                39,400                  598,880
                                                                                                                    ------------

OIL, GAS & CONSUMABLE FUELS (8.1%)
          ChevronTexaco                                                                          45,631                2,645,229
          ConocoPhillips                                                                         61,046                3,855,055
          Devon Energy                                                                            9,112                  557,381
          Exxon Mobil                                                                            35,800                2,178,788
          Sunoco                                                                                  5,300                  411,121
          Valero Energy                                                                           7,700                  460,306
                                                                                                                    ------------
                                                                                                                      10,107,880
PAPER & FOREST PRODUCTS (1.5%)
          Weyerhaeuser                                                                           24,900                1,803,507
                                                                                                                    ------------

PHARMACEUTICALS (0.5%)
          Abbott Laboratories                                                                    14,700                  624,309
                                                                                                                    ------------

REAL ESTATE (0.8%)
          Archstone Smith                                                                        12,800                  624,256
          CapitalSource                                                                          12,200                  303,536
                                                                                                                    ------------
                                                                                                                         927,792
SEMICONDUCTORS & SEMICONDUCTER EQUIPMENT (1.7%)
          Freescale Semiconductor - Class B *                                                    37,100                1,030,267
          Intel                                                                                  31,300                  605,655
          Kla-Tencor                                                                              4,600                  222,456
          Microchip Technology                                                                    7,100                  257,730
                                                                                                                    ------------
                                                                                                                       2,116,108
SOFTWARE (0.3%)
          Parametric Tech *                                                                      22,920                  374,283
                                                                                                                    ------------

SPECIALTY RETAIL (0.5%)
          Office Depot *                                                                         15,300                  569,772
                                                                                                                    ------------

THRIFTS & MORTGAGE FINANCE (0.4%)
          IndyMac Bancorp                                                                        11,300                  462,509
                                                                                                                    ------------

TOBACCO (2.6%)
          Altria Group                                                                           46,000                3,259,560
                                                                                                                    ------------

WIRELESS TELECOMMUNICATION SERVICES (2.1%)
          Alltel                                                                                  4,400                  284,900
          Sprint Nextel                                                                          91,218                2,357,073
                                                                                                                    ------------
                                                                                                                       2,641,973

TOTAL COMMON STOCKS (IDENTIFIED COST $106,852,058)                                                                   122,346,063
                                                                                                                    ------------


                                                             INTEREST      MATURITY          PRINCIPAL
DESCRIPTION                                                    RATE         DATE               AMOUNT                  VALUE
--------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (4.2%)
          FIFTH THIRD REPURCHASE AGREEMENT DATED               4.68%      04/03/2006         $5,111,226             $  5,111,226
          3/31/06 (Repurchase value $5,113,219
          collateralized by U.S. Government
          Agency Securities) (1)
          United States Treasury Bill * (2)                               05/25/2006             20,000                   19,866
          United States Treasury Bill * (2)                               05/04/2006            140,000                  139,441
                                                                                                                    ------------

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $5,270,533)                                                              5,270,533
                                                                                                                    ------------

TOTAL INVESTMENTS  (102.3%) (IDENTIFIED COST $112,122,591) (3)                                                       127,616,596

TOTAL LIABILITIES LESS OTHER ASSETS (-2.3%)                                                                           (2,894,070)

                                                                                                                    ------------
TOTAL NET ASSETS (100.0%)                                                                                           $124,722,526
                                                                                                                    ============

OUTSTANDING FUTURES CONTRACTS

                                                                                                                   UNREALIZED
                                                                                      UNITS PER     CURRENT       APPRECIATION/
TYPE                                                    EXPIRATION      CONTRACTS     CONTRACT        VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 Mini Future                                     06/16/2006         32            50          2,085,200        16,821

*   Non-Income Producing Security
(1) See Note 9 for collateral information.
(2) Security has been segregated as collateral to cover margin requirements for open futures contracts as of March 31, 2006.
(3) See Note 12 for important tax information.
    SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Schedule of Investments
Accessor Small to Mid Cap Fund

Schedule of Investments, March 31, 2006 (Unaudited)

DESCRIPTION                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (97.2%)
AEROSPACE & DEFENSE (1.1%)
          Alliant Techsystems *                                                                  17,200             $  1,327,324
          Cubic                                                                                  11,700                  280,098
          Kaman                                                                                  15,100                  379,916
          United Industrial                                                                       5,000                  304,650
                                                                                                                    ------------
                                                                                                                       2,291,988
AIR FREIGHT & LOGISTICS (1.2%)
          CH Robinson Worldwide                                                                  11,600                  569,444
          CNF *                                                                                   2,400                  119,856
          EGL Inc *                                                                              23,300                1,048,500
          Pacer International                                                                    21,000                  686,280
                                                                                                                    ------------
                                                                                                                       2,424,080
AIRLINES (0.4%)
          AMR *                                                                                  13,000                  351,650
          Continental Airlines - Class A *                                                       19,000                  511,100
                                                                                                                    ------------
                                                                                                                         862,750
AUTO COMPONENTS (0.1%)
          LKQ *                                                                                   6,800                  141,508
          Strattec Security *                                                                     1,700                   63,393
                                                                                                                    ------------
                                                                                                                         204,901
BEVERAGES (0.2%)
          Coca-Cola Bottling                                                                        500                   23,000
          PepsiAmericas                                                                          13,400                  327,630
                                                                                                                    ------------
                                                                                                                         350,630
BIOTECHNOLOGY (3.1%)
          Accelrys Inc *                                                                         28,100                  204,287
          Alnylam Pharmaceuticals *                                                              11,500                  202,285
          Celgene Corp *                                                                         15,600                  689,832
          Corgentech Inc *                                                                       26,400                  242,880
          Diversa *                                                                              17,900                  163,069
          Genentech *                                                                            36,600                3,093,066
          Invitrogen *                                                                           14,800                1,037,924
          Kosan Biosciences *                                                                    35,300                  207,917
          Maxygen *                                                                              17,100                  141,588
          Xenoport *                                                                             10,600                  239,984
                                                                                                                    ------------
                                                                                                                       6,222,832
BUILDING PRODUCTS (0.6%)
          Genlyte Group                                                                           8,400                  572,376
          Omega Flex                                                                              1,800                   34,290
          US Concrete *                                                                          29,400                  425,124
          USG *                                                                                   2,700                  256,392
                                                                                                                    ------------
                                                                                                                       1,288,182
CAPITAL MARKETS (2.6%)
          Eaton Vance                                                                            35,200                  963,776
          Investment Technology *                                                                 4,900                  244,020
          LaBranche & Co Inc *                                                                   15,800                  249,798
          NASDAQ Stock Market *                                                                   9,600                  384,384
          Nuveen Investments - Class A                                                           39,100                1,882,665
          Piper Jaffray *                                                                        15,000                  825,000
          SEI Investments Company                                                                10,300                  417,459
          SWS Group                                                                               6,200                  162,130
                                                                                                                    ------------
                                                                                                                       5,129,232
CHEMICALS (0.7%)
          Airgas                                                                                  7,900                  308,811
          UAP Holding                                                                            31,300                  672,950
          Valhi                                                                                   6,700                  118,590
          W.R. Grace & Co *                                                                      10,300                  136,990
          Westlake Chemical Co                                                                    5,100                  176,205
                                                                                                                    ------------
                                                                                                                       1,413,546
COMMERCIAL BANKS (4.4%)
          1st Source                                                                              8,000                  239,840
          Banner                                                                                  9,100                  309,400
          City Holding                                                                            3,200                  117,728
          Financial Inst Inc                                                                      9,000                  170,010
          First Indiana                                                                           5,625                  156,937
          Firstmerit                                                                             20,800                  512,928
          Independent Bank                                                                        6,720                  191,184
          Intervest Bancshares - Class A *                                                        8,500                  307,190
          Old National Bancorp                                                                    8,300                  179,612
          PAB Bankshares                                                                          3,900                   75,738
          PFF Bancorp                                                                            26,880                  906,125
          Popular                                                                                51,612                1,071,465
          Republic Bancorp                                                                        8,941                  181,676
          Suffolk Bancorp                                                                         3,400                  117,980
          UMB Financial                                                                          18,825                1,322,080
          Unionbancal                                                                            24,000                1,683,840
          Whitney Holding                                                                        19,600                  695,016
          Wilmington Trust                                                                       13,900                  602,565
                                                                                                                    ------------
                                                                                                                       8,841,314

DESCRIPTION                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (6.2%)
          Acxiom                                                                                 18,500                  478,040
          Administaff                                                                            19,500                1,060,020
          AMN Healthcare Services                                                                18,900                  353,808
          Carriage Services - Class A *                                                          49,200                  236,160
          Ceridian Corp *                                                                        65,200                1,659,340
          Clark                                                                                  11,500                  135,815
          Ecology and Environment - Class A                                                       6,800                   70,448
          Forrester Research *                                                                   13,600                  303,552
          Global Payments                                                                        19,560                1,036,876
          Herman Miller Inc.                                                                      5,100                  165,291
          HNI                                                                                     2,900                  171,100
          John H. Harland                                                                         6,700                  263,310
          Learning Tree International *                                                           7,000                   84,840
          Maximus                                                                                 8,600                  309,428
          Medical Staffing Network *                                                             27,700                  144,317
          Morningstar *                                                                          15,600                  698,412
          Prepaid Legal Services                                                                  6,000                  212,880
          Republic Services - Class A                                                            32,600                1,385,826
          Servicemaster                                                                          38,700                  507,744
          Sourcecorp *                                                                           14,700                  354,417
          Spherion Corp *                                                                        29,400                  305,760
          Stericycle *                                                                            9,100                  615,342
          Tetra Tech *                                                                           13,500                  257,715
          Total System Services                                                                  13,100                  260,952
          Vertrue *                                                                              18,300                  764,940
          Weight Watchers International                                                          12,200                  627,080
                                                                                                                    ------------
                                                                                                                      12,463,413
COMMUNICATIONS EQUIPMENT (0.9%)
          Anaren *                                                                               17,400                  338,778
          Commscope *                                                                            31,200                  890,760
          Communications Systems                                                                  7,400                   78,070
          Foundry Networks *                                                                     11,700                  212,472
          Juniper Networks *                                                                      9,600                  183,552
                                                                                                                    ------------
                                                                                                                       1,703,632
COMPUTERS & PERIPHERALS (1.7%)
          Advanced Digital Information *                                                         19,400                  170,332
          Echelon *                                                                              12,300                  116,112
          Electronics For Imaging *                                                              21,500                  601,355
          Emulex *                                                                               51,000                  871,590
          McData - Class A *                                                                     61,750                  285,285
          Palm *                                                                                 12,000                  277,920
          SanDisk *                                                                               6,300                  362,376
          Seagate Technology *                                                                    9,500                  250,135
          Synaptics *                                                                            16,800                  369,432
                                                                                                                    ------------
                                                                                                                       3,304,537
CONSTRUCTION & ENGINEERING (0.8%)
          Foster Wheeler *                                                                       26,800                1,267,908
          Quanta Services *                                                                      10,300                  165,006
          Shaw Group *                                                                            6,700                  203,680
                                                                                                                    ------------
                                                                                                                       1,636,594
CONSTRUCTION MATERIALS (0.5%)
          Core Molding Technology *                                                              16,900                   94,640
          Insteel Industries                                                                      7,900                  448,562
          Martin Marietta Materials                                                               4,300                  460,229
                                                                                                                    ------------
                                                                                                                       1,003,431
CONSUMER FINANCE (0.7%)
          AmeriCredit *                                                                          13,900                  427,147
          CompuCredit *                                                                          24,600                  905,526
                                                                                                                    ------------
                                                                                                                       1,332,673
CONTAINERS & PACKAGING (1.4%)
          Crown Holdings *                                                                       17,600                  312,224
          Greif - Class A                                                                         9,400                  643,148
          Siligan Holdings                                                                       38,000                1,526,460
          Sonoco                                                                                 10,300                  348,861
                                                                                                                    ------------
                                                                                                                       2,830,693
DIVERSIFIED CONSUMER SERVICES (1.0%)
          Alderwoods Group *                                                                     57,700                1,032,830
          Escala Group *                                                                          5,400                  141,426
          Sothebys Holdings - Class A *                                                          26,400                  766,656
                                                                                                                    ------------
                                                                                                                       1,940,912
DIVERSIFIED FINANCIAL SERVICES (0.9%)
          The First Marblehead                                                                    8,900                  384,925
          Student Loan                                                                            1,400                  326,200
          Wright Express *                                                                       36,900                1,035,045
                                                                                                                    ------------
                                                                                                                       1,746,170

DESCRIPTION                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
          Cincinnati Bell *                                                                      26,500                  119,780
          D&E Communications                                                                      9,200                  103,408
          Intrado *                                                                              13,900                  361,122
          North Pittsburgh Systems                                                                4,200                   98,028
          Oplink Communications *                                                                13,000                  225,420
          Shenandoah Telecommunications                                                           2,100                   94,479
                                                                                                                    ------------
                                                                                                                       1,002,237
ELECTRIC UTILITIES (1.0%)
          Central Vermont Public Service                                                          9,800                  207,858
          Pepco Holdings                                                                         48,000                1,093,920
          Reliant Energy *                                                                       24,700                  261,326
          Unitil                                                                                  1,100                   28,721
          Westar Energy                                                                          24,000                  499,440
                                                                                                                    ------------
                                                                                                                       2,091,265
ELECTRICAL EQUIPMENT (1.3%)
          Belden CDT Inc.                                                                        14,300                  389,389
          C&D Technologies                                                                       22,400                  206,976
          Napco Security Systems *                                                               96,650                1,603,424
          Technitrol                                                                             11,200                  268,576
          Vicor Corp                                                                              7,300                  144,029
                                                                                                                    ------------
                                                                                                                       2,612,394
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.1%)
          Arrow Electronics *                                                                    26,100                  842,247
          Avnet *                                                                                18,300                  464,454
          AVX                                                                                    82,500                1,460,250
          Checkpoint Systems *                                                                   21,000                  564,480
          Gerber Scientific *                                                                    10,000                  103,400
          Information Resources *                                                                66,500                   43,225
          Planar Systems *                                                                       47,600                  805,392
                                                                                                                    ------------
                                                                                                                       4,283,448
ENERGY EQUIPMENT & SERVICES (1.6%)
          Cooper Cameron *                                                                       21,200                  934,496
          Dril-Quip *                                                                             2,400                  170,040
          Smith International                                                                     9,600                  374,016
          Veritas *                                                                              39,400                1,788,366
                                                                                                                    ------------
                                                                                                                       3,266,918
FOOD & STAPLES RETAILING (0.2%)
          BJ's Wholesale Club *                                                                  10,600                  334,006
          J&J Snack Foods                                                                         4,000                  134,360
                                                                                                                    ------------
                                                                                                                         468,366
FOOD PRODUCTS (0.7%)
          Chiquita Brands International                                                          31,600                  529,932
          Hormel Foods                                                                           18,000                  608,400
          Kraft Foods                                                                            10,000                  303,100
                                                                                                                    ------------
                                                                                                                       1,441,432
GAS UTILITIES (1.0%)
          Energen                                                                                 5,000                  175,000
          Equitable Resources                                                                    18,000                  657,180
          Laclede Group                                                                           6,400                  220,288
          National Fuel Gas                                                                      29,900                  978,328
                                                                                                                    ------------
                                                                                                                       2,030,796
HEALTH CARE EQUIPMENT & SUPPLIES (2.8%)
          Arrow International                                                                     7,000                  228,690
          Cantel Medical *                                                                        9,600                  157,344
          CYTYC *                                                                                 9,400                  264,892
          Gen-Probe *                                                                            12,900                  711,048
          Henry Schein *                                                                         15,600                  746,616
          Hillenbrand Industries                                                                  8,100                  445,419
          Idexx Laboratories *                                                                    6,500                  561,340
          PSS World Medical *                                                                    17,600                  339,504
          Utah Medical Products                                                                   4,200                  134,400
          Varian Medical Systems *                                                               20,500                1,151,280
          Viasys Healthcare *                                                                     7,000                  210,560
          Vital Signs                                                                            12,500                  686,625
                                                                                                                    ------------
                                                                                                                       5,637,718
HEALTH CARE PROVIDERS & SERVICES (2.1%)
          Air Methods *                                                                           5,100                  150,654
          Alliance Imaging *                                                                     33,900                  218,316
          Davita *                                                                               25,150                1,514,281
          Health Net                                                                              9,400                  477,708
          HealthTronics *                                                                        25,400                  210,058
          Odyssey HealthCare *                                                                   22,800                  392,388
          Pediatrix Med Group *                                                                   6,800                  697,952
          Sierra Health Services *                                                               15,000                  610,500
                                                                                                                    ------------
                                                                                                                       4,271,857

DESCRIPTION                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE (1.8%)
          Bally Total Fitness *                                                                  31,200                  292,344
          Checkers Drive-In Restaurant *                                                         38,100                  565,023
          Choice Hotels International                                                            17,800                  814,884
          Famous Dave's of America *                                                              7,700                  100,562
          Jack-in-the-Box *                                                                       4,600                  200,100
          Las Vegas Sands *                                                                       7,900                  447,614
          MGM Mirage *                                                                           18,400                  792,856
          Silverleaf Resorts *                                                                   32,200                   96,600
          Vail Resorts *                                                                          7,100                  271,362
                                                                                                                    ------------
                                                                                                                       3,581,345
HOUSEHOLD DURABLES (1.8%)
          Energizer Holdings *                                                                   19,900                1,054,700
          Furniture Brands                                                                       32,500                  796,575
          NVR *                                                                                   1,900                1,404,005
          Palm Harbor Homes *                                                                    14,300                  306,449
                                                                                                                    ------------
                                                                                                                       3,561,729
INSURANCE (7.9%)
          21st Century Holdings                                                                   8,300                  140,685
          21st Century Insurance Group                                                           23,400                  369,720
          Alleghany *                                                                             1,367                  395,689
          American Financial Group                                                                6,400                  266,304
          Arch Capital Grp Ltd *                                                                  7,200                  415,728
          Assurant Inc.                                                                           8,400                  413,700
          Berkshire Hathaway - Class A *                                                             55                4,969,250
          CNA Financial Corp *                                                                   36,400                1,158,976
          First American Financial                                                               13,500                  528,660
          Harleysville Group                                                                     15,200                  451,288
          Kansas City Life Insurance                                                              2,000                  102,480
          Landamerica Financial Group - Class A                                                   6,200                  420,670
          Nationwide                                                                             23,100                  993,762
          Old Republic International                                                             22,437                  489,575
          Phoenix Companies                                                                      41,100                  669,930
          Protective Life                                                                        23,500                1,168,890
          Radian Group Inc                                                                        4,900                  295,225
          Safety Insurance                                                                        6,000                  273,960
          Seabright Insurance *                                                                  19,000                  330,980
          Stancorp Financial                                                                      4,300                  232,673
          State Auto Financial                                                                   12,600                  424,746
          Transatlantic Holdings                                                                  8,625                  504,131
          WR Berkley                                                                             14,600                  847,676
                                                                                                                    ------------
                                                                                                                      15,864,698
INTERNET & CATALOG RETAIL (0.2%)
          Priceline.com *                                                                         9,100                  226,044
          Sportsman's Guide *                                                                     9,200                  243,708
                                                                                                                    ------------
                                                                                                                         469,752
INTERNET SOFTWARE & SERVICES (3.0%)
          Checkfree *                                                                            13,000                  656,500
          Digital Insight *                                                                       7,500                  273,000
          Earthlink Inc *                                                                        61,700                  589,235
          Expedia *                                                                               8,618                  174,687
          IAC / Interactive *                                                                     8,618                  253,972
          Infospace *                                                                            21,200                  592,540
          Internet Security Systems *                                                            11,100                  266,178
          Logility Inc *                                                                         43,000                  464,830
          Redback Networks *                                                                     38,200                  828,558
          United Online                                                                          33,800                  434,668
          Valueclick *                                                                           11,500                  194,580
          West Corp *                                                                            26,200                1,170,092
                                                                                                                    ------------
                                                                                                                       5,898,840
IT SERVICES (1.5%)
          Accenture - Class A                                                                    55,200                1,659,864
          Fair Isaac                                                                              5,500                  217,910
          Lightbridge *                                                                          20,600                  228,660
          Teletech Holdings *                                                                    24,000                  266,640
          Trizetto Group *                                                                       30,500                  536,495
                                                                                                                    ------------
                                                                                                                       2,909,569
LEISURE EQUIPMENT & PRODUCTS (0.2%)
          Aldila                                                                                  8,400                  278,880
          Multimedia Games Inc *                                                                 10,500                  156,240
                                                                                                                    ------------
                                                                                                                         435,120
MACHINERY (2.2%)
          AO Smith                                                                                7,300                  385,440
          Applied Industrial Technolgies                                                         11,000                  490,600
          Clarcor                                                                                10,400                  370,240
          Freightcar America                                                                      9,700                  616,920
          Key Technology *                                                                        3,700                   45,103
          Nordson                                                                                17,300                  862,578
          Terex *                                                                                11,000                  871,640
          Toro                                                                                   17,500                  835,625
                                                                                                                    ------------
                                                                                                                       4,478,146

DESCRIPTION                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------------------
MARINE (0.1%)
          Overseas Shipholding Group                                                              2,300                  110,239
                                                                                                                    ------------

MEDIA (3.7%)
          Acme Communications *                                                                  22,400                   92,736
          Belo - Class A                                                                         13,900                  276,332
          Cadmus Communications                                                                   5,900                  108,501
          Citadel Broadcasting                                                                   19,100                  211,819
          Cox Radio - Class A *                                                                  27,000                  362,340
          Discovery Holding Co. - Class A *                                                      21,720                  325,800
          Dolby Laboratories *                                                                   16,400                  342,760
          DreamWorks *                                                                           33,900                  896,655
          Gray Television                                                                        17,800                  149,520
          Hearst-Argyle Television - Class A                                                     24,100                  562,976
          John Wiley & Sons - Class A                                                            17,400                  658,590
          Journal Register                                                                        9,600                  116,928
          Liberty Global Inc - Class A *                                                          7,400                  151,478
          Liberty Media - Class A - Class A *                                                   217,200                1,783,212
          Pixar *                                                                                 1,700                  109,038
          Reader's Digest Association                                                            11,900                  175,525
          Scholastic *                                                                            8,300                  222,108
          Sinclair Broadcast Group - Class A                                                     38,200                  311,330
          Warner Music Group                                                                     11,400                  247,266
          World Wrestling Entertainment - Class A                                                18,700                  316,030
                                                                                                                    ------------
                                                                                                                       7,420,944
METALS & MINING (2.7%)
          AK Steel *                                                                             74,400                1,116,000
          Carpenter Technology                                                                    9,600                  907,392
          Meridian Gold *                                                                        17,200                  509,980
          Penn Virginia Resource                                                                  9,200                  527,804
          Reliance Steel & Aluminum                                                               5,700                  535,344
          RTI International Metals *                                                              7,400                  405,890
          Southern Copper                                                                         1,600                  135,168
          Steel Dynamics                                                                         17,900                1,015,467
          Stillwater Mining *                                                                    19,800                  325,908
                                                                                                                    ------------
                                                                                                                       5,478,953
MULTILINE RETAIL (0.3%)
          DEB Shops                                                                               6,100                  181,170
          Dollar Tree Stores *                                                                   16,300                  451,021
                                                                                                                    ------------
                                                                                                                         632,191
MULTI-UTILITIES (0.7%)
          Energy East                                                                            34,900                  848,070
          Oneok                                                                                  19,900                  641,775
                                                                                                                    ------------
                                                                                                                       1,489,845
OIL, GAS & CONSUMABLE FUELS (5.4%)
          Abraxas Petroleum *                                                                    35,000                  205,450
          Atlas America *                                                                         6,144                  293,745
          Cabot Oil & Gas Corp                                                                    5,900                  282,787
          Clayton Williams Energy *                                                              21,300                  871,596
          Diamond Offshore Drilling                                                              19,100                1,709,450
          Dorchester                                                                              5,700                  155,325
          Forest Oil *                                                                           13,000                  483,340
          Frontier Oil                                                                           24,300                1,442,205
          Giant Industries *                                                                      2,800                  194,712
          Harvest Natural Resources *                                                            16,600                  161,352
          Mariner Energy *                                                                       10,520                  215,765
          NATCO Group *                                                                           4,400                  119,240
          Newfield Exploration *                                                                 24,200                1,013,980
          Pioneer Natural Resources                                                              11,100                  491,175
          Ship Finance                                                                           33,400                  573,144
          T-3 Energy Services - Class 3 *                                                        10,800                  171,180
          Tesoro Petroleum                                                                       14,000                  956,760
          TransMontaigne *                                                                       17,900                  175,599
          Trico Marine Service *                                                                  4,600                  148,580
          W&T Offshore                                                                           26,100                1,052,091
                                                                                                                    ------------
                                                                                                                      10,717,476
PAPER & FOREST PRODUCTS (0.6%)
          Rayonier                                                                               16,473                  751,004
          Universal Forest Products                                                               8,300                  526,967
                                                                                                                    ------------
                                                                                                                       1,277,971
PHARMACEUTICALS (1.4%)
          Alkermes Inc *                                                                         22,600                  498,330
          Alpharma - Class A                                                                     26,400                  708,048
          Cephalon *                                                                             10,900                  656,725
          Endo Pharmaceuticals *                                                                 10,000                  328,100
          Hi-Tech Pharmaceutical *                                                               10,200                  287,640
          Mannatech                                                                              16,200                  281,556
                                                                                                                    ------------
                                                                                                                       2,760,399

DESCRIPTION                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE (7.6%)
          Alexanders Inc *                                                                          800                  231,200
          AMB Property                                                                            4,000                  217,080
          Anthracite                                                                             43,200                  474,336
          Boykin Lodging *                                                                       19,600                  221,284
          CB Richards Ellis - Class A *                                                           7,700                  621,390
          CBL & Associates Properties                                                            14,400                  611,280
          Equity Lifestyle Ppt                                                                   34,100                1,696,475
          Felcor Lodging                                                                         53,400                1,126,740
          Fieldstone Investment                                                                  45,500                  536,900
          Franklin Street Propertys                                                               5,200                  109,980
          General Growth Properties                                                              43,210                2,111,673
          Getty Realty                                                                            9,700                  282,270
          Hersha Hospitality Trust                                                                8,800                   86,152
          Innkeepers USA                                                                         45,800                  776,310
          Jer Investors Trust                                                                    12,500                  207,750
          Jones Lan Salle                                                                        18,300                1,400,682
          Kimco Realty                                                                            4,600                  186,944
          National Health Realty *                                                                3,700                   73,704
          Omega Healthcare Investors *                                                           37,200                  521,544
          PS Business Parks                                                                      11,700                  654,264
          Saul Centers, Inc                                                                       7,300                  320,543
          Sizeler Property Investors                                                             27,500                  405,900
          SL Green Realty                                                                         6,800                  690,200
          St. Joe Company                                                                         3,200                  201,088
          Taubman Centers                                                                         8,800                  366,696
          Town & Country                                                                          3,900                  158,301
          Trammell Crow *                                                                        21,100                  752,426
          Wellsford Real Properties                                                              11,700                   92,547
                                                                                                                    ------------
                                                                                                                      15,135,659
ROAD & RAIL (0.7%)
          Heartland Express                                                                      28,100                  612,299
          Landstar System Inc                                                                    14,300                  630,916
          Quality Distribution *                                                                 14,800                  192,844
                                                                                                                    ------------
                                                                                                                       1,436,059
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.9%)
          Atheros Communications *                                                               11,700                  306,423
          Cymer *                                                                                 7,400                  336,256
          Entegris *                                                                             26,600                  283,024
          Interdigital Communications *                                                           7,800                  191,256
          Lam Research *                                                                         16,400                  705,200
          MEMC Electronic Materials *                                                            20,100                  742,092
          Micrel Inc *                                                                           48,100                  712,842
          MKS Instruments *                                                                      29,200                  684,156
          Omnivision Technology *                                                                15,300                  462,060
          Portalplayer *                                                                         10,800                  240,084
          Silicon Laboratories *                                                                 12,000                  659,400
          Vishay Intertechnology *                                                               31,585                  449,770
                                                                                                                    ------------
                                                                                                                       5,772,563
SOFTWARE (2.6%)
          American Reprographics *                                                                7,000                  242,830
          BEA Systems *                                                                          61,600                  808,808
          Black Box Corp                                                                          7,700                  369,985
          Bottomline Technologies *                                                              14,000                  192,220
          Cadence Design Systems *                                                               26,500                  489,985
          Embarcadero Technology *                                                               38,200                  267,400
          Intergraph *                                                                           17,200                  716,552
          McAfee *                                                                                7,600                  184,908
          Microstrategy Inc - Class A *                                                           1,600                  168,464
          OPNET Technologies *                                                                    9,100                   97,552
          PC-Tel *                                                                                8,900                   84,728
          Pegasystems Inc *                                                                      39,100                  319,056
          Red Hat *                                                                              13,900                  388,922
          Reynolds & Reynolds - Class A                                                           6,100                  173,240
          Synopsys *                                                                             34,600                  773,310
                                                                                                                    ------------
                                                                                                                       5,277,960
SPECIALTY RETAIL (4.1%)
          Abercrombie & Fitch - Class A                                                          22,900                1,335,070
          American Eagle Outfitters                                                              26,100                  779,346
          Barnes & Noble                                                                         40,200                1,859,250
          Charming Shoppes *                                                                     24,600                  365,802
          Citi Trends Inc *                                                                       6,500                  258,440
          Claire's Stores                                                                        15,000                  544,650
          Mothers Work *                                                                          8,200                  196,964
          Rent A Center - Class A *                                                              16,500                  422,235
          Ross Stores                                                                             4,900                  143,031
          Select Comfort *                                                                       10,400                  411,320
          Stage Stores                                                                            6,600                  196,350
          Steve Madden Ltd *                                                                      4,400                  156,200
          Too *                                                                                   7,800                  267,930
          United Retail Group *                                                                  19,700                  368,981
          Williams Sonoma                                                                         6,900                  292,560
          Wilsons The Leather Experts *                                                          60,600                  236,340
          Zale *                                                                                 14,500                  406,435
                                                                                                                    ------------
                                                                                                                       8,240,904

DESCRIPTION                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE (1.4%)
          Astoria Financial                                                                      40,400                1,250,784
          First Place Financial                                                                  15,600                  386,880
          New Century Financial                                                                   4,850                  223,197
          Partners Trust Financial                                                               43,400                  517,328
          United Community Financial                                                             29,300                  355,116
                                                                                                                    ------------
                                                                                                                       2,733,305
TOBACCO (0.8%)
          Loews                                                                                  21,800                1,030,486
          Vector Group                                                                           26,800                  510,808
                                                                                                                    ------------
                                                                                                                       1,541,294
TRADING COMPANIES & DISTRIBUTORS (0.5%)
          United Stationers *                                                                    17,200                  913,320
                                                                                                                    ------------

WATER UTILITIES (0.1%)
          Pico Holdings *                                                                         6,300                  207,207
                                                                                                                    ------------

WIRELESS TELECOMMUNICATION SERVICES (1.2%)
          American Tower - Class A *                                                             10,900                  330,488
          Centennial Communications *                                                            26,700                  195,711
          Crown Castle International *                                                           50,500                1,431,675
          Syniverse Holdings *                                                                   25,000                  395,000
                                                                                                                    ------------
                                                                                                                       2,352,874

TOTAL COMMON STOCKS (IDENTIFIED COST $143,992,103)                                                                   194,796,303
                                                                                                                    ------------



                                                              INTEREST     MATURITY          PRINCIPAL
DESCRIPTION                                                    RATE         DATE              AMOUNT                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (2.2%)
          FIFTH THIRD REPURCHASE AGREEMENT DATED               4.68%      04/03/2006        $ 4,361,697             $  4,361,697
          3/31/06 (Repurchase value $4,363,398
          collateralized by U.S. Government
          Agency Securities) (1)
                                                                                                                    ------------

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $4,361,697)                                                              4,361,697
                                                                                                                    ------------

TOTAL INVESTMENTS  (99.4%) (IDENTIFIED COST $148,353,800) (2)                                                        199,158,000

TOTAL OTHER ASSETS LESS LIABILITIES (0.6%)                                                                             1,135,751

                                                                                                                    ------------
TOTAL NET ASSETS (100.0%)                                                                                           $200,293,751
                                                                                                                    ============


OUTSTANDING FUTURES CONTRACTS

                                                                                                                    UNREALIZED
                                                                                      UNITS PER      CURRENT       APPRECIATION/
TYPE                                                    EXPIRATION      CONTRACTS     CONTRACT        VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
Russell 2000 E-Mini                                     06/16/2006         49           100         3,781,820         79,376

*   Non-Income Producing Security
(1) See Note 9 for collateral information.
(2) See Note 12 for important tax information.
    SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Schedule of Investments
Accessor International Equity Fund

Schedule of Investments, March 31, 2006 (Unaudited)

DESCRIPTION                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (99.3%)
AUSTRALIA (3.2%)
          AMP Ltd.                                                                              144,900             $    900,412
          Futuris Corp. Ltd.                                                                    274,700                  444,448
          Iluka Resources                                                                        92,000                  516,366
          Lion Selection Group Ltd.                                                             199,400                  301,204
          Pacific Brands Ltd.                                                                   426,800                  730,257
          Telstra Corp. Ltd.                                                                    342,400                  916,766
                                                                                                                    ------------
                                                                                                                       3,809,453
AUSTRIA (1.6%)
          Raiffeisen International Bank Holding AG *                                             23,200                1,979,301
                                                                                                                    ------------

BELGIUM (1.0%)
          Delhaize Group                                                                         17,100                1,226,787
                                                                                                                    ------------

BRAZIL (2.0%)
          Banco Nossa Caixa SA                                                                   25,800                  571,081
          Cia de Bebidas das Americas                                                            19,100                  820,536
          Petroleo Brasileiro SA                                                                  8,000                  638,800
          Vivo Participacoes *                                                                   91,000                  389,480
                                                                                                                    ------------
                                                                                                                       2,419,897
CYPRUS (0.9%)
          Bank of Cyprus Public Co. Ltd.                                                        129,980                1,090,019
                                                                                                                    ------------

CZECHOSLOVAKIA (0.6%)
          CEZ                                                                                    20,000                  697,521
                                                                                                                    ------------

EGYPT (0.6%)
          Orascom Telecom Holding SAE                                                            12,300                  672,810
                                                                                                                    ------------

FINLAND (1.3%)
          Fortum OYJ                                                                             61,500                1,551,698
                                                                                                                    ------------

FRANCE (9.9%)
          Air France-KLM                                                                         60,600                1,426,911
          Axa *                                                                                  30,210                1,060,231
          Axalto Holding NV *                                                                    25,480                  830,621
          Bull SA *                                                                              83,480                1,006,600
          Pernod Ricard SA                                                                       11,910                2,281,891
          Publicis Group                                                                         43,700                1,705,252
          Total SA                                                                               13,469                3,553,408
                                                                                                                    ------------
                                                                                                                      11,864,914
GERMANY (6.3%)
          Allianz AG                                                                             10,190                1,703,396
          Deutsche Post AG-REG                                                                   59,300                1,482,536
          E.ON AG                                                                                13,500                1,486,312
          Hypo Real Estate Holding AG                                                            43,000                2,954,628
                                                                                                                    ------------
                                                                                                                       7,626,872
GREAT BRITAIN (9.4%)
          Carnival PLC                                                                           20,800                1,022,708
          GlaxoSmithKline PLC                                                                    78,000                2,039,543
          IG Group Holdings PLC                                                                 361,900                1,377,002
          Investcom LLC *                                                                        32,020                  496,310
          Old Mutual plc                                                                        575,900                2,013,654
          Shire PLC                                                                              44,000                  675,400
          Standard Chartered                                                                     44,700                1,112,122
          William Hill plc                                                                      119,400                1,243,642
          Yell Group PLC                                                                        146,900                1,389,702
                                                                                                                    ------------
                                                                                                                      11,370,083
GREECE (4.9%)
          Hellenic Exchanges SA                                                                 145,900                2,298,529
          Natl Bank of Greece                                                                    28,500                1,340,071
          OPAP SA                                                                                60,000                2,293,318
                                                                                                                    ------------
                                                                                                                       5,931,918
HONG KONG (1.0%)
          Cheung Kong Holdings                                                                  111,000                1,176,643
                                                                                                                    ------------

HUNGARY (1.2%)
          Mol Magyar Olaj- es Gazipari Rt                                                        13,670                1,388,872
                                                                                                                    ------------

ITALY (6.2%)
          Autostrade SPA                                                                         43,100                1,066,035
          Compagnia Assicuratr                                                                  178,080                  499,055
          Danieli & Co. SpA                                                                     244,410                1,643,854
          Fondiaria-Sai SpA *                                                                    60,300                1,861,950
          UniCredito Italiano                                                                   276,000                1,995,128
          Unipol SpA                                                                            109,656                  355,806
                                                                                                                    ------------
                                                                                                                       7,421,828

DESCRIPTION                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------------------
JAPAN (20.2%)
          Aeon Credit Service Co. Ltd.                                                           27,900                  843,874
          Aoyama Trading Co.                                                                     17,300                  571,767
          Arnest One Corp.                                                                       27,000                  853,356
          Asahi Glass Co.                                                                        72,000                1,076,024
          The Bank of Fukuoka Ltd.                                                               94,000                  793,050
          Century Leasing System, Inc.                                                           37,700                  634,206
          Daiwa Securities Group, Inc.                                                           65,000                  872,005
          The Eighteenth Bank Ltd.                                                              101,000                  622,991
          Fujitsu Ltd.                                                                          108,000                  911,164
          Glory LTD                                                                              43,900                  951,104
          Hitachi Chemical Co. Ltd.                                                              35,000                1,005,098
          Itochu Corp.                                                                          103,000                  884,732
          Kyowa Exeo Corp.                                                                       76,000                  986,644
          Mitsubishi Electric Corp.                                                             117,000                  993,059
          Mitsubishi UFJ Financial Group, Inc.                                                       90                1,376,381
          Mitsui Mining & Smelting Co. Ltd.                                                     165,000                1,155,140
          Nidec Corp.                                                                             4,100                  336,500
          Ricoh Co LTD                                                                           35,000                  683,942
          Sekisui Chemical Co                                                                    79,000                  669,184
          Shinmaywa Industries Ltd.                                                             111,000                  632,804
          Shochiku Co. Ltd.                                                                      85,000                  757,562
          SMC Corp./Japan                                                                         5,200                  810,263
          Sompo Japan Insurance, Inc.                                                            65,000                  942,693
          Sumitomo Heavy Industries Ltd.                                                         92,000                  884,044
          Sumitomo Mitsui Finl                                                                       65                  717,927
          Sumitomo Realty &                                                                      46,000                1,274,087
          Toyota Motor Corp.                                                                     25,000                1,365,760
          West Japan Railway Co.                                                                    159                  671,393
                                                                                                                    ------------
                                                                                                                      24,276,754
LUXEMBOURG (1.9%)
          Arcelor *                                                                              59,100                2,329,823
                                                                                                                    ------------

MEXICO (0.8%)
          Coca-Cola Femsa SA de CV *                                                             15,000                  498,000
          Grupo Televisa SA                                                                      24,000                  477,600
                                                                                                                    ------------
                                                                                                                         975,600
NETHERLANDS (2.6%)
          Royal Dutch Shell                                                                     100,600                3,142,603
                                                                                                                    ------------

NORWAY (4.2%)
          Fjord Seafood ASA *                                                                 1,432,750                1,746,776
          Tandberg ASA                                                                          178,900                1,617,405
          Telenor ASA                                                                           158,000                1,699,677
                                                                                                                    ------------
                                                                                                                       5,063,858
PHILIPPINES (0.6%)
          Ayala Land, Inc.                                                                    3,153,500                  693,449
                                                                                                                    ------------

RUSSIA (0.8%)
          OAO Gazprom                                                                            10,100                  924,150
                                                                                                                    ------------

SOUTH KOREA (1.4%)
          Hyundai Department Store Co. Ltd.                                                       7,900                  738,287
          Kookmin Bank                                                                           11,800                1,009,136
                                                                                                                    ------------
                                                                                                                       1,747,423

SPAIN (4.6%)
          Banco Bilbao Vizcaya                                                                   81,200                1,694,496
          Corp. Dermoestetica *                                                                  86,500                  813,447
          Fadesa Inmobiliaria SA                                                                 24,000                  865,266
          Fomento De Construc.                                                                   18,300                1,355,013
          Telefonica Moviles                                                                     64,700                  835,036
                                                                                                                    ------------
                                                                                                                       5,563,258
SWEDEN (3.3%)
          Capio AB *                                                                             49,400                  922,861
          Modern Times Group *                                                                   32,130                1,509,864
          Svenska Handelsbank                                                                    55,800                1,551,095
                                                                                                                    ------------
                                                                                                                       3,983,820
SWITZERLAND (4.8%)
          Credit Suisse Group                                                                    30,000                1,683,351
          Julius Baer Holding AG                                                                 21,121                1,910,149
          Novartis AG-Reg SHS - Class G                                                          38,200                2,124,420
                                                                                                                    ------------
                                                                                                                       5,717,920

DESCRIPTION                                                                                      SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------------------
TAIWAN (0.8%)
          HON HAI Precision Industry Co. Ltd.                                                    76,000                  940,880
                                                                                                                    ------------

THAILAND (0.7%)
          Bangkok Bank PCL                                                                      272,800                  814,014
                                                                                                                    ------------

TURKEY (0.9%)
          Turkiye Is Bankasi - Class C                                                          136,300                1,135,411
                                                                                                                    ------------

UNITED STATES (1.6%)
          Samsung Electronics Co. Ltd.                                                            2,040                1,322,767
          Taiwan Semiconductor Manufacturing Co. Ltd.                                            58,000                  583,480
                                                                                                                    ------------
                                                                                                                       1,906,247

TOTAL COMMON STOCKS (IDENTIFIED COST $100,923,780)                                                                   119,443,826
                                                                                                                    ------------


                                                             INTEREST      MATURITY          PRINCIPAL
DESCRIPTION                                                    RATE          DATE             AMOUNT                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (2.5%)
          FIFTH THIRD REPURCHASE AGREEMENT DATED               4.680%     04/03/2006        $ 2,999,145             $  2,999,145
          3/31/06 (Repurchase value $3,000,315
          collateralized by U.S. Government
          Agency Securities) (1)

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $2,999,145)                                                              2,999,145
                                                                                                                    ------------

TOTAL INVESTMENTS  (101.8%) (IDENTIFIED COST $103,922,925) (2)                                                       122,442,971

TOTAL LIABILITIES LESS OTHER ASSETS (-1.8%)                                                                           (2,150,900)

                                                                                                                    ------------
TOTAL NET ASSETS (100.0%)                                                                                           $120,292,071
                                                                                                                    ============

*   Non-Income Producing Security
(1) See Note 9 for collateral information.
(2) See Note 12 for important tax information.
    SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Schedule of Investments
Accessor High Yield Bond Fund

Schedule of Investments, March 31, 2006 (Unaudited)

                                                              INTEREST     MATURITY          PRINCIPAL
DESCRIPTION                                                     RATE         DATE             AMOUNT                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (96.9%)
FINANCE-BANKING (2.0%)
          Cardtronics (3)                                       9.250%    08/15/2013        $   500,000             $    500,000
          Dollar Financial Group                                9.750%    11/15/2011            500,000                  525,000
                                                                                                                    ------------
                                                                                                                       1,025,000
FINANCE-OTHER (1.7%)
          Fairfax Financial Holdings                            7.375%    04/15/2018            500,000                  390,000
          Thornburg Mortgage                                    8.000%    05/15/2013            500,000                  497,500
                                                                                                                    ------------
                                                                                                                         887,500
INDUSTRIAL-AUTOMOTIVE (1.0%)
          Goodyear Tire & Rubber                                9.000%    07/01/2015            500,000                  507,500
                                                                                                                    ------------

INDUSTRIAL-BASIC (7.9%)
          Aleris International                                  9.000%    11/15/2014            500,000                  523,750
          Arco Chemical                                        10.250%    11/01/2010            500,000                  537,500
          Ball                                                  6.625%    03/15/2018            500,000                  497,500
          Bayou Steel                                           9.000%    03/31/2011            100,000                  100,000
          Longview Fibre                                       10.000%    01/15/2009            500,000                  525,000
          Nalco Finance (1)                                     0.000%    02/01/2014            500,000                  377,500
          Owens - Illinois                                      7.800%    05/15/2018            500,000                  496,250
          Polyone                                               8.875%    05/01/2012            500,000                  512,500
          Ucar Finance                                         10.250%    02/15/2012            500,000                  533,750
                                                                                                                    ------------
                                                                                                                       4,103,750
INDUSTRIAL-CAPITAL GOODS (7.6%)
          Allied Waste                                          7.875%    04/15/2013            500,000                  521,875
          Case New Holland                                      7.250%    01/15/2016            500,000                  490,000
          DRS Technologies                                      7.625%    02/01/2018            500,000                  515,000
          Neenah (3)                                           13.000%    09/30/2013            500,000                  506,250
          Park-Ohio Industries                                  8.375%    11/15/2014            500,000                  471,250
          Stanley-Martin (3)                                    9.750%    08/15/2015            500,000                  457,500
          Terex                                                 7.375%    01/15/2014            500,000                  512,500
          WII Components                                       10.000%    02/15/2012            500,000                  508,125
                                                                                                                    ------------
                                                                                                                       3,982,500
INDUSTRIAL-ENERGY (6.8%)
          Chesapeake Energy (3)                                 6.500%    08/15/2017            500,000                  493,750
          Hornbeck Offshore Services                            6.125%    12/01/2014            500,000                  480,000
          KCS Energy                                            7.125%    04/01/2012            500,000                  496,250
          Parker Drilling                                       9.625%    10/01/2013            500,000                  555,000
          Plains E&P                                            8.750%    07/01/2012            500,000                  533,750
          TXU                                                   5.550%    11/15/2014            500,000                  467,698
          Williams Cos, Inc.                                    7.625%    07/15/2019            500,000                  532,500
                                                                                                                    ------------
                                                                                                                       3,558,948
INDUSTRIAL-ENTERTAINMENT (1.0%)
          Royal Caribbean Cruises                               7.250%    03/15/2018            500,000                  523,928
                                                                                                                    ------------

INDUSTRIAL-GAMING (6.8%)
          Herbst Gaming                                         7.000%    11/15/2014            500,000                  498,750
          Inn of Mountain Gods                                 12.000%    11/15/2010            500,000                  540,000
          MGM Mirage                                            6.750%    09/01/2012            500,000                  499,375
          Mohegan Tribal Gamin                                  6.875%    02/15/2015            500,000                  496,875
          River Rock Entertainment                              9.750%    11/01/2011            500,000                  540,000
          Station Casinos                                       6.875%    03/01/2016            500,000                  502,500
          Wynn Las Vegas                                        6.625%    12/01/2014            500,000                  485,625
                                                                                                                    ------------
                                                                                                                       3,563,125
INDUSTRIAL-HEALTH CARE (7.7%)
          AMR HoldCo                                           10.000%    02/15/2015            500,000                  533,750
          Athena Neuro Fin.                                     7.250%    02/21/2008            500,000                  492,500
          Davita                                                7.250%    03/15/2015            500,000                  502,500
          Fisher Scientific                                     6.125%    07/01/2015            500,000                  488,125
          HCA                                                   6.500%    02/15/2016            500,000                  487,129
          Tenet Healthcare                                      9.875%    07/01/2014            500,000                  506,250
          Triad Hospitals                                       7.000%    11/15/2013            500,000                  492,500
          Universal Hospital                                   10.125%    11/01/2011            500,000                  518,750
                                                                                                                    ------------
                                                                                                                       4,021,504
INDUSTRIAL-MEDIA CABLE (3.8%)
          Cablevision Systems                                   8.000%    04/15/2012            500,000                  487,500
          Charter Communications Holdings (1)                   0.000%    05/15/2011          1,000,000                  510,000
          Echostar                                              6.625%    10/01/2014            500,000                  483,125
          Insight Midwest                                       9.750%    10/01/2009            500,000                  515,000
                                                                                                                    ------------
                                                                                                                       1,995,625
INDUSTRIAL-MEDIA-NON-CABLE (4.6%)
          Advanstar                                            12.000%    02/15/2011            500,000                  527,500
          AMC Entertainment                                     8.000%    03/01/2014            500,000                  446,250
          Cenveo                                                7.875%    12/01/2013            500,000                  488,750
          Houghton Mifflin (1)                                  0.000%    10/15/2013            500,000                  426,250
          Imax                                                  9.625%    12/01/2010            500,000                  530,000
                                                                                                                    ------------
                                                                                                                       2,418,750
INDUSTRIAL-OTHER (5.8%)
          Columbus McKinnon                                     8.875%    11/01/2013            500,000                  525,000
          Comforce Operating                                   12.000%    12/01/2007            500,000                  500,625
          IMC Global                                            7.375%    08/01/2018            500,000                  505,000
          Iron Mountain                                         6.625%    01/01/2016            500,000                  470,000
          Rockwood Specialties                                  7.500%    11/15/2014            500,000                  502,500
          United Rentals                                        7.750%    11/15/2013            500,000                  500,000
                                                                                                                    ------------
                                                                                                                       3,003,125

                                                              INTEREST     MATURITY          PRINCIPAL
DESCRIPTION                                                     RATE         DATE             AMOUNT                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-OTHER CONSUMER CYCLICALS (4.9%)
          Carrols                                               9.000%    01/15/2013            500,000                  502,500
          Levi Strauss (3)                                      8.875%    04/01/2016            500,000                  501,250
          Pierre Foods                                          9.875%    07/15/2012            500,000                  513,750
          Sbarro                                               11.000%    09/15/2009            500,000                  508,750
          Tech Olympic USA                                     10.375%    07/01/2012            500,000                  505,000
                                                                                                                    ------------
                                                                                                                       2,531,250
INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (9.2%)
          American Seafood Group                               10.125%    04/15/2010            500,000                  525,315
          Amscan Holdings                                       8.750%    05/01/2014            500,000                  448,750
          Ingles Markets                                        8.875%    12/01/2011            500,000                  522,500
          Jarden Corp.                                          9.750%    05/01/2012            500,000                  516,250
          Jostens Holding (1)                                   0.000%    12/01/2013            500,000                  382,500
          Pathmark Stores                                       8.750%    02/01/2012            500,000                  482,500
          Phibro Animal Health                                 13.000%    12/01/2007            500,000                  515,000
          Pilgrims Pride                                        9.250%    11/15/2013            500,000                  503,750
          Reddy Ice (1)                                         0.000%    11/01/2012            500,000                  402,500
          Riddell Bell Holdings                                 8.375%    10/01/2012            500,000                  503,750
                                                                                                                    ------------
                                                                                                                       4,802,815
INDUSTRIAL-RETAILERS (6.6%)
          AmeriGas Partners                                     7.125%    05/20/2016            500,000                  497,500
          FTD                                                   7.750%    02/15/2014            500,000                  496,250
          General Nutrition Center                              8.500%    12/01/2010            500,000                  473,750
          GSC Holdings Corp. (3)                                8.000%    10/01/2012            500,000                  496,250
          Jean Coutu Group                                      7.625%    08/01/2012            500,000                  486,250
          Linens 'n Things (3)                                 10.366%    01/15/2014            500,000                  501,250
          Petro Stopping                                        9.000%    02/15/2012            500,000                  502,500
                                                                                                                    ------------
                                                                                                                       3,453,750
INDUSTRIAL-SERVICES (2.9%)
          Host Marriott (3)                                     6.750%    06/01/2016            500,000                  499,375
          RH Donnelley (3)                                      8.875%    01/15/2016            500,000                  520,000
          The Sheridan Group                                   10.250%    08/15/2011            500,000                  514,375
                                                                                                                    ------------
                                                                                                                       1,533,750
INDUSTRIAL-TECHNOLOGY (3.0%)
          SGS International (3)                                12.000%    12/15/2013            500,000                  513,750
          UNOVA                                                 7.000%    03/15/2008            500,000                  500,000
          Xerox                                                 7.625%    06/15/2013            500,000                  526,250
                                                                                                                    ------------
                                                                                                                       1,540,000
INDUSTRIAL-TELECOMMUNICATIONS-OTHER (0.8%)
          Intelsat LTD                                          7.625%    04/15/2012            500,000                  412,500
                                                                                                                    ------------

INDUSTRIAL-TELECOMMUNICATIONS-WIRED (4.0%)
          Citizens Communications                               9.250%    05/15/2011            500,000                  548,750
          Qwest Capital Funding                                 7.250%    02/15/2011            500,000                  506,875
          Syniverse Tech                                        7.750%    08/15/2013            500,000                  500,625
          Time Warner Telecom                                   9.250%    02/15/2014            500,000                  536,250
                                                                                                                    ------------
                                                                                                                       2,092,500
INDUSTRIAL-TELECOMMUNICATIONS-WIRELESS (1.9%)
          Rogers Wireless                                       8.000%    12/15/2012            500,000                  530,625
          SBA Telecom (1)                                       0.000%    12/15/2011            500,000                  477,500
                                                                                                                    ------------
                                                                                                                       1,008,125
UTILITIES (6.9%)
          AES                                                   8.875%    02/15/2011            500,000                  538,750
          Allegheny Energy Supply                               7.800%    03/15/2011            500,000                  531,875
          Dynegy Holdings (3)                                   8.375%    05/01/2016            500,000                  497,500
          El Paso                                               7.375%    12/15/2012            500,000                  508,750
          NRG Energy                                            7.375%    02/01/2016            500,000                  510,625
          Suburban Propane Partnership                          6.875%    12/15/2013            500,000                  480,000
          Utilicorp United (2)                                  9.950%    02/01/2011            500,000                  553,750
                                                                                                                    ------------
                                                                                                                       3,621,250

TOTAL CORPORATE BONDS (IDENTIFIED COST $50,507,240)                                                                   50,587,195
                                                                                                                    ------------

SHORT TERM INVESTMENTS (3.0%)
          FIFTH THIRD REPURCHASE AGREEMENT DATED                4.680%    04/03/2006        $ 1,557,370             $  1,557,370
          3/31/06 (Repurchase value $1,557,977
          collateralized by U.S. Government
          Agency Securities) (2)

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $1,557,370)                                                              1,557,370
                                                                                                                    ------------

TOTAL INVESTMENTS  (99.9%) (IDENTIFIED COST $52,064,610) (4)                                                          52,144,565

TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                                30,580

                                                                                                                    ------------
TOTAL NET ASSETS (100.0%)                                                                                           $ 52,175,145
                                                                                                                    ============


(1) Security represents a step bond. Rate disclosed is as of March 31, 2006.
(2) See Note 9 for collateral information.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(4) See Note 12 for important tax information.
    SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Schedule of Investments
Accessor Intermediate Fixed Income Fund

Schedule of Investments, March 31, 2006 (Unaudited)

                                                              INTEREST     MATURITY          PRINCIPAL
DESCRIPTION                                                     RATE         DATE             AMOUNT                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (2.7%)
ASSET-BACKED SECURITIES (OTHER) (2.7%)
          Falcon Franchise Loan (1)                             4.856%    01/01/2025        $   763,668             $    738,336
          Falcon Franchise (1)(3)(4)(5)                         1.698%    06/05/2018          1,996,630                  169,634
          Falcon Franchise (1)(4)(5)                            3.064%    01/05/2023          3,522,450                  432,592
          Falcon Franchise                                      7.074%    01/05/2025            250,000                  246,411
                                                                                                                    ------------
                                                                                                                       1,586,973

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,774,504)                                                             1,586,973
                                                                                                                    ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (20.1%)
COLLATERALIZED MORTGAGE OBLIGATIONS (20.1%)
          Bank of America                                       4.429%    11/10/2039            900,000                  855,036
          Capco America (1)(5)(6)                               1.177%    10/15/2030         17,737,671                  527,181
          CNL Funding (1)(5)(6)                                 1.770%    09/18/2012         16,664,181                  797,714
          Collateralized Mortgage Securities                    9.450%    02/01/2017             25,120                   26,166
          Commercial Mortgage                                   6.986%    02/14/2034            420,000                  438,095
          CS First Boston Mortgage Securities                   6.300%    11/11/2030            522,543                  532,385
          CS First Boston Mortgage Securities                   6.380%    12/16/2035          1,300,000                1,346,514
          Entertainment Properties Trust                        6.223%    02/15/2018            681,000                  684,099
          FFCA Secured Lending                                  7.810%    10/18/2025            750,000                  667,745
          FHLMC                                                 4.500%    10/01/2017            209,643                  197,159
          FNMA (5)                                              1.360%    02/25/2035          6,373,623                  178,054
          GMAC Mortgage Corp. Loan Trust                        4.310%    12/19/2033            530,000                  492,986
          JP Morgan Commerical Mortgage                         4.475%    07/15/2041            691,956                  665,929
          LB Commercial Conduit Mortgage Trust (5)(6)           0.944%    10/25/2026         15,274,441                   86,362
          LB-UBS Commercial Mortgage                            4.333%    02/15/2037          1,014,000                  931,226
          Legg Mason                                            2.865%    07/25/2021            171,405                  162,565
          Lehman Brothers                                       6.140%    06/14/2017            500,000                  491,781
          Merrill Lynch Mortgage Investments (5)                0.824%    11/15/2026         25,557,793                1,116,032
          Merrill Lynch Mortgage Investments                    6.480%    11/15/2026            600,000                  608,660
          Mortgage Capital Funding                              6.423%    06/18/2030            347,493                  353,360
          MSDW Capital                                          6.010%    07/15/2033            673,060                  625,966
                                                                                                                    ------------
                                                                                                                      11,785,015

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                             11,785,015
(IDENTIFIED COST $12,433,272)
                                                                                                                    ------------


CORPORATE BONDS (27.2%)
FINANCE-BANKING (6.1%)
          Centura Bank                                          6.500%    03/15/2009            195,000                  200,718
          Centura Capital Trust (1)                             8.845%    06/01/2027            350,000                  376,239
          Comerica Bank                                         8.375%    07/15/2024            300,000                  347,466
          First Union National                                  6.919%    12/15/2036            600,000                  667,431
          HSBC Finance                                          7.875%    03/01/2007            400,000                  408,745
          HSBC                                                  5.313%    09/29/2049            200,000                  172,580
          Marshall & Iisley (3)                                 5.400%    10/15/2028            275,000                  259,007
          Nations Bank (2)                                      0.000%    07/17/2028          1,800,000                  360,202
          Provident Capital Trust                               8.600%    12/01/2026            400,000                  422,062
          Regions Financial                                     4.500%    08/08/2008            350,000                  343,586
                                                                                                                    ------------
                                                                                                                       3,558,036
FINANCE-BROKER RELATED (BROKERAGE) (3.4%)
          Citigroup                                             5.875%    02/22/2033            585,000                  568,418
          Jefferies Group                                       6.250%    01/15/2036            270,000                  253,401
          JP Morgan & Co (2)                                    0.000%    07/01/2027          2,133,000                  419,130
          Lehman Brothers                                       6.400%    06/10/2014            755,000                  742,007
                                                                                                                    ------------
                                                                                                                       1,982,956
FINANCE-OTHER (5.7%)
          American General                                      8.500%    07/01/2030            280,000                  357,993
          Assured Guaranty                                      7.000%    06/01/2034            200,000                  213,090
          Cigna                                                 7.650%    03/01/2023            290,000                  320,743
          Fidelity National                                     7.300%    08/15/2011            665,000                  685,056
          General Electric Capital                              8.125%    05/15/2012            700,000                  792,472
          GMAC                                                  6.125%    09/15/2006            420,000                  418,062
          MBIA Global Funding (1)                               4.375%    03/15/2010            345,000                  331,497
          MBIA Inc.                                             5.700%    12/01/2034            265,000                  242,154
                                                                                                                    ------------
                                                                                                                       3,361,067
INDUSTRIAL-BASIC (1.1%)
          BHP Finance                                           6.750%    11/01/2013            290,000                  310,116
          Ingersoll Rand                                        6.130%    11/18/2027            300,000                  319,086
                                                                                                                    ------------
                                                                                                                         629,202
INDUSTRIAL-CAPITAL GOODS (0.5%)
          Thermo Electron                                       3.250%    11/01/2007            300,000                  298,875
                                                                                                                    ------------

                                                              INTEREST     MATURITY          PRINCIPAL
DESCRIPTION                                                     RATE         DATE             AMOUNT                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL-ENERGY (2.8%)
          Enron Oil & Gas                                       6.650%    04/01/2028            335,000                  357,563
          Premcor Refining                                      9.500%    02/01/2013            520,000                  576,331
          Premcor Refining                                      7.500%    06/15/2015            375,000                  395,708
          Valero Energy                                         7.500%    04/15/2032            275,000                  316,170
                                                                                                                    ------------
                                                                                                                       1,645,772
INDUSTRIAL-HEALTH CARE (0.5%)
          Bayer Corp (1)                                        6.200%    02/15/2008            290,000                  293,213
                                                                                                                    ------------

INDUSTRIAL-MEDIA CABLE (0.4%)
          Comcast Corp                                          7.050%    03/15/2033            250,000                  257,283
                                                                                                                    ------------

INDUSTRIAL-OTHER (0.5%)
          Phoenix Life Insurance (1)                            7.150%    12/15/2034            300,000                  304,372
                                                                                                                    ------------

INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (1.2%)
          Yum! Brands                                           7.700%    07/01/2012            625,000                  680,125
                                                                                                                    ------------

INDUSTRIAL-TECHNOLOGY (1.7%)
          IBM                                                   7.000%    10/30/2025            410,000                  458,340
          Thomas & Betts                                        7.250%    06/01/2013            520,000                  547,635
                                                                                                                    ------------
                                                                                                                       1,005,975
INDUSTRIAL-TELECOMMUNICATIONS-WIRED (0.4%)
          Central Telephone                                     7.040%    09/21/2007            200,000                  203,923
                                                                                                                    ------------

INDUSTRIAL-TRANSPORTATION (0.8%)
          Southwest Airlines                                    7.375%    03/01/2027            406,000                  439,071
                                                                                                                    ------------

UTILITIES (2.1%)
          Constellation Energy Group                            4.550%    06/15/2015            585,000                  532,160
          Entergy Ark                                           4.500%    06/01/2010            150,000                  143,508
          MidAmerican Energy (1)                                6.125%    04/01/2036            580,000                  567,767
                                                                                                                    ------------
                                                                                                                       1,243,435

TOTAL CORPORATE BONDS (IDENTIFIED COST $16,434,574)                                                                   15,903,305
                                                                                                                    ------------

MUNICIPAL BONDS (0.3%)
          Fort Walton Defense Housing (2)                       0.000%    10/15/2009            250,000                  202,522
                                                                                                                    ------------

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $212,857)                                                                         202,522
                                                                                                                    ------------

U.S. GOVERNMENT AGENCY SECURITIES (45.2%)
FEDERAL FARM CREDIT BANK (FFCB) (0.9%)
          FFCB                                                  4.000%    08/26/2008            500,000                  487,978
                                                                                                                    ------------

FEDERAL HOME LOAN BANK (FHLB) (5.1%)
          FHLB                                                  4.020%    06/15/2011            520,000                  491,506
          FHLB                                                  4.250%    06/24/2013            300,000                  280,874
          FHLB                                                  4.375%    07/16/2013            550,000                  518,020
          FHLB (3)                                              4.000%    07/23/2013            650,000                  630,653
          FHLB                                                  4.300%    07/23/2014            500,000                  464,645
          FHLB                                                  6.045%    05/12/2014            300,000                  316,376
          FHLB (3)                                              4.000%    08/06/2018            300,000                  285,684
                                                                                                                    ------------
                                                                                                                       2,987,758
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (12.1%)
          FHLMC                                                 4.000%    07/16/2010            400,000                  382,027
          FHLMC                                                 4.400%    06/19/2013          1,500,000                1,418,200
          FHLMC (2)                                             0.000%    07/15/2014          1,000,000                  647,496
          FHLMC                                                 7.300%    12/08/2014          1,000,000                1,013,887
          FHLMC                                                 5.000%    03/27/2018            190,000                  179,048
          FHLMC                                                 5.000%    06/11/2018            200,000                  185,492
          FHLMC                                                 5.000%    07/02/2018            460,000                  432,488
          FHLMC                                                 6.250%    07/15/2032          1,250,000                1,411,493
          FHLMC (3)                                             4.000%    07/16/2018            275,000                  257,388
          FHLMC (3)                                             4.000%    07/18/2018            389,000                  372,910
          FHLMC                                                 5.000%    07/23/2018            310,000                  291,329
          FHLMC                                                 5.500%    10/15/2034            510,000                  499,899
                                                                                                                    ------------
                                                                                                                       7,091,657

                                                              INTEREST     MATURITY          PRINCIPAL
DESCRIPTION                                                     RATE         DATE             AMOUNT                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (9.9%)
          FNMA                                                  4.750%    01/02/2007            250,000                  249,149
          FNMA                                                  3.500%    04/06/2009            400,000                  382,061
          FNMA                                                  6.875%    09/24/2012            500,000                  510,880
          FNMA                                                  4.350%    07/02/2013            325,000                  305,942
          FNMA (3)                                              4.000%    12/30/2014          1,400,000                1,351,622
          FNMA                                                  7.540%    03/02/2015          1,650,000                1,684,398
          FNMA                                                  6.200%    06/13/2017          1,025,000                1,030,492
          FNMA                                                  6.625%    11/15/2030            240,000                  281,585
                                                                                                                    ------------
                                                                                                                       5,796,129
SMALL BUSINESS ADMINISTRATION - PASS-THROUGH-AGENCY (1.0%)
          Small Business Administration                         4.640%    05/01/2023            619,070                  590,130
                                                                                                                    ------------

STUDENT LOAN MARKETING ASSOCIATION (SLMA) (1.3%)
          SLMA (2)                                              0.000%    05/15/2014          1,600,000                  774,880
                                                                                                                    ------------

U.S. TREASURY BONDS & NOTES (14.9%)
          U.S. Treasury Bond                                    6.500%    11/15/2026            885,000                1,045,613
          U.S. Treasury Bond                                    6.375%    08/15/2027          1,515,000                1,771,367
          U.S. Treasury Note                                    4.000%    09/30/2007          2,000,000                1,975,468
          U.S. Treasury Note                                    5.500%    05/15/2009          1,500,000                1,529,942
          U.S. Treasury Note                                    4.375%    08/15/2012            750,000                  730,517
          U.S. Treasury Note                                    1.625%    01/15/2015          1,000,000                  979,817
          U.S. Treasury Note                                    4.500%    11/15/2015            700,000                  679,274
                                                                                                                    ------------
                                                                                                                       8,711,998

TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                               26,440,530
(IDENTIFIED COST $27,048,455)
                                                                                                                    ------------


SHORT TERM INVESTMENTS (3.4%)
          FIFTH THIRD REPURCHASE AGREEMENT DATED                 4.680%   04/03/2006        $ 1,973,882             $  1,973,882
          3/31/06 (Repurchase value $1,974,652
          collateralized by U.S. Government
          Agency Securities) (7)

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $1,973,882)                                                              1,973,882
                                                                                                                    ------------

TOTAL INVESTMENTS  (98.9%) (IDENTIFIED COST $59,877,544) (8)                                                          57,892,227

TOTAL OTHER ASSETS LESS LIABILITIES (1.1%)                                                                               615,781

                                                                                                                    ------------
TOTAL NET ASSETS (100.0%)                                                                                            $58,508,008
                                                                                                                    ============

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(2) Security represents a zero coupon bond.
(3) Security represents a step bond. Rate disclosed is as of March 31, 2006.
(4) Fair valued security under procedures established by the Fund's Board of Directors.
(5) Interest only security.
(6) Represents a variable or increasing rate security. Rate disclosed is the current rate as of March 31, 2006.
(7) See Note 9 for collateral information.
(8) See Note 12 for importnant tax information.
    SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Schedule of Investments
Accessor Short Intermediate Fixed Income Fund

Schedule of Investments, March 31, 2006 (Unaudited)

                                                              INTEREST     MATURITY          PRINCIPAL
DESCRIPTION                                                     RATE         DATE             AMOUNT                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (2.5%)
ASSET-BACKED SECURITIES (AUTO LOANS) (0.2%)
          Lai Vehicle Lease Securities Trust (2)(5)            2.580%     10/15/2009        $   198,615             $    198,188
                                                                                                                    ------------

ASSET-BACKED SECURITIES (OTHER) (2.3%)
          Falcon Franchise Loan (2)                            4.856%     01/01/2025            381,834                  369,168
          Falcon Franchise Loan (2)                            6.067%     01/05/2023            914,879                  916,194
          Falcon Franchise Loan (2)(4)(6)                      3.064%     01/05/2023          1,565,534                  192,263
          Falcon Franchise (2)(4)(5)(6)                        1.698%     06/05/2018          1,996,630                  169,634
          Marlin Leasing (2)                                   3.360%     06/15/2007          1,000,000                  994,690
          PNC Mortgage                                         7.050%     10/12/2033             45,326                   45,895
                                                                                                                    ------------
                                                                                                                       2,687,844

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,026,328)                                                             2,886,032
                                                                                                                    ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (13.2%)
COLLATERALIZED MORTGAGE OBLIGATIONS (13.2%)
          Asset Securitization (4)                             7.168%     01/13/2030          1,200,000                1,219,700
          Asset Securitization                                 7.100%     08/13/2029            118,518                  120,072
          Asset Securitization                                 7.384%     08/13/2029            865,000                  888,205
          Banc of America SST (2)                              6.274%     10/11/2033          1,000,000                1,026,381
          Bank of America                                      4.429%     11/10/2039            560,000                  532,022
          CNL Funding (2)(4)(6)                                1.770%     09/18/2012         17,338,454                  829,992
          Comm002-FL7 G3 (2)(4)                                6.600%     11/15/2014          1,500,000                1,502,007
          Commercial Mortgage Acceptance (2)(4)                6.350%     12/15/2030          1,000,000                1,019,169
          Commercial Mortgage (2)(4)                           6.986%     02/14/2034            450,000                  469,388
          CS First Boston Mortgage Securities                  6.300%     11/11/2030            675,362                  688,083
          Entertainment Properties Trust (2)                   6.223%     02/15/2018            400,000                  401,820
          FHLMC                                                4.500%     10/01/2017            419,286                  394,318
          FNMA (6)                                             1.360%     02/25/2035          8,770,542                  245,014
          GE Capital Commercial Mortgage (2)                   6.131%     01/15/2033            655,269                  624,093
          GE Capital Commercial Mortgage                       6.496%     01/15/2033            300,000                  312,133
          GMAC Commercial Mortgage Securities                  6.590%     05/15/2033            160,000                  164,848
          GMAC Mortgage Corp. Loan Trust                       4.310%     12/19/2033          1,000,000                  930,162
          GNMA                                                 3.360%     08/16/2022            459,928                  437,774
          Gov't Lease Trust                                    4.000%     05/18/2011            877,041                  826,740
          Greenwich Capital Community Funding (2)(4)           6.044%     07/05/2018            615,679                  615,529
          Harborview Mortgage Loan Trust                       2.975%     06/19/2034            207,413                  203,350
          JP Morgan Commerical Mortgage                        3.144%     07/12/2037            335,345                  333,030
          LB-UBS Commercial Mortgage                           4.071%     09/15/2026            535,255                  517,068
          Legg Mason (2)                                       2.865%     07/25/2021            231,901                  219,941
          Lehman Brothers (2)(4)                               6.140%     06/14/2017            750,000                  737,671
                                                                                                                    ------------
                                                                                                                      15,258,510

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                             15,258,510
(IDENTIFIED COST $15,890,720)
                                                                                                                    ------------


CORPORATE BONDS (21.8%)
FINANCE-BANKING (6.6%)
          Bank of America                                      4.750%     10/15/2006            250,000                  249,360
          Bank of America                                      4.700%     03/15/2007            500,000                  494,151
          Bayerische Landesbank                                5.875%     12/01/2008            500,000                  506,685
          Centura Bank                                         6.500%     03/15/2009            250,000                  257,331
          Centura Capital Trust (2)                            8.845%     06/01/2027            460,000                  494,485
          Citicorp (2)                                         7.000%     07/01/2007            200,000                  203,800
          Comerica Bank (2)                                    7.250%     06/15/2007            300,000                  306,293
          First Union Corp                                     6.300%     04/15/2008            100,000                  102,137
          HSBC Finance                                         7.875%     03/01/2007            200,000                  204,373
          HSBC Finance                                         7.650%     05/15/2007            775,000                  791,371
          HSBC Finance                                         7.750%     09/15/2022            300,000                  303,490
          M&T Bank (2)(4)                                      3.850%     04/01/2013          1,000,000                  970,657
          Provident Capital Trust                              8.600%     12/01/2026            515,000                  543,405
          Regions Financial                                    4.500%     08/08/2008            500,000                  490,837
          Royal Bank of Canada (4)                             1.041%     04/14/2008            500,000                  437,500
          Washington Mutual                                    8.250%     04/01/2010            750,000                  816,262
          Washington Mutual                                    7.500%     08/15/2006            500,000                  504,215
                                                                                                                    ------------
                                                                                                                       7,676,353
FINANCE-BROKER RELATED BROKERAGE (1.1%)
          J.P. Morgan                                          6.250%     01/15/2009            227,000                  231,483
          Morgan Stanley Finance                               8.030%     02/28/2017          1,000,000                1,045,475
                                                                                                                    ------------
                                                                                                                       1,276,958

                                                              INTEREST     MATURITY          PRINCIPAL
DESCRIPTION                                                     RATE         DATE             AMOUNT                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
FINANCE-OTHER (6.0%)
          Associates Corp                                      6.875%     11/15/2008          1,000,000                1,038,462
          AXA Financial (2)                                    6.500%     04/01/2008            796,000                  813,035
          CIT Group                                            4.125%     11/03/2009            500,000                  477,964
          CIT Group                                            4.150%     03/15/2007            500,000                  491,000
          Dis-Crave (5)                                        6.850%     01/10/2007            588,876                  587,404
          Fidelity National                                    7.300%     08/15/2011            940,000                  968,349
          General Electric                                     5.310%     02/01/2011          1,000,000                  987,408
          General Electric Capital                             8.125%     05/15/2012            700,000                  792,472
          MBIA Global Funding (2)                              4.375%     03/15/2010            460,000                  441,997
          Transamerica Corp.                                   9.375%     03/01/2008            250,000                  266,072
                                                                                                                    ------------
                                                                                                                       6,864,164
INDUSTRIAL-AUTOMOTIVE (0.4%)
          Daimler Chrysler  Holdings                           6.100%     10/15/2006            500,000                  498,188
                                                                                                                    ------------

INDUSTRIAL-BASIC (0.9%)
          McDonald's                                           4.240%     12/13/2006          1,000,000                  992,516
                                                                                                                    ------------

INDUSTRIAL-CAPITAL GOODS (1.0%)
          Cargill (2)                                          6.150%     02/25/2008            650,000                  659,274
          PPG Industries                                       6.500%     11/01/2007              2,000                    2,030
          Thermo Electron                                      3.250%     11/01/2007            500,000                  498,125
                                                                                                                    ------------
                                                                                                                       1,159,429
INDUSTRIAL-ENERGY (1.2%)
          EOG Resources                                        6.500%     12/01/2007            300,000                  304,986
          Premcor Refining                                     9.500%     02/01/2013            610,000                  676,081
          Premcor Refining                                     7.500%     06/15/2015            360,000                  379,879
                                                                                                                    ------------
                                                                                                                       1,360,946
INDUSTRIAL-HEALTH CARE (0.4%)
          Bayer Corp (2)                                       6.200%     02/15/2008            500,000                  505,540
                                                                                                                    ------------

INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (1.3%)
          Colgate Palmolive (2)                                7.840%     05/15/2007            500,000                  513,481
          Yum! Brands                                          7.700%     07/01/2012            925,000                1,006,585
                                                                                                                    ------------
                                                                                                                       1,520,066
INDUSTRIAL-SERVICES (0.4%)
          First Data                                           4.700%     11/01/2006            500,000                  498,528
                                                                                                                    ------------

INDUSTRIAL-TECHNOLOGY (0.6%)
          Reynolds & Reynolds                                  7.000%     12/15/2006            375,000                  373,721
          Thomas & Betts                                       7.250%     06/01/2013            340,000                  358,069
                                                                                                                    ------------
                                                                                                                         731,790
INDUSTRIAL-TELECOMMUNICATIONS-WIRED (0.2%)
          Central Telephone                                    7.040%     09/21/2007            200,000                  203,923
                                                                                                                    ------------

INDUSTRIAL-TRANSPORTATION (0.5%)
          Norfolk Southern                                     7.350%     05/15/2007             87,000                   88,993
          Norfolk Southern                                     5.257%     09/17/2014            455,000                  446,229
          Union Pacific                                        8.660%     07/02/2011             78,284                   82,109
                                                                                                                    ------------
                                                                                                                         617,331
UTILITIES (1.1%)
          Entergy Ark                                          4.500%     06/01/2010            550,000                  526,197
          Midamerican Energy                                   7.520%     09/15/2008            105,000                  109,870
          Monongahela Power                                    5.000%     10/01/2006            650,000                  648,147
                                                                                                                    ------------
                                                                                                                       1,284,214

TOTAL CORPORATE BONDS (IDENTIFIED COST $25,735,928)                                                                   25,189,944
                                                                                                                    ------------

U.S. GOVERNMENT AGENCY SECURITIES (56.9%)
DEPARTMENT OF HOUSING & URBAN DEVELOPMENT (HUD) (0.9%)
          HUD                                                  6.330%     08/01/2013          1,000,000                1,016,609
                                                                                                                    ------------

FEDERAL AGRICULTURAL MORTGAGE CORPORATION (FAMC) (0.9%)
          FAMC                                                 5.900%     03/03/2009          1,000,000                1,020,934
                                                                                                                    ------------

                                                              INTEREST     MATURITY          PRINCIPAL
DESCRIPTION                                                     RATE         DATE             AMOUNT                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK (FFCB) (1.0%)
          FFCB                                                 3.375%     09/24/2007            200,000                  195,082
          FFCB                                                 4.000%     08/26/2008            500,000                  487,978
          FFCB                                                 6.320%     10/12/2010            325,000                  340,089
          FFCB                                                 4.875%     09/24/2012            150,000                  145,529
                                                                                                                    ------------
                                                                                                                       1,168,678
FEDERAL HOME LOAN BANK (FHLB) (20.7%)
          FHLB (3)                                             3.000%     11/20/2006          1,000,000                  986,794
          FHLB                                                 5.375%     02/15/2007            325,000                  325,618
          FHLB                                                 3.500%     05/15/2007          2,000,000                1,964,918
          FHLB                                                 4.875%     05/15/2007            830,000                  827,662
          FHLB                                                 7.325%     05/30/2007            250,000                  256,070
          FHLB                                                 6.200%     10/10/2007            200,000                  202,598
          FHLB (3)                                             4.000%     03/18/2008          1,000,000                  984,307
          FHLB (3)                                             3.625%     04/25/2008          1,000,000                  976,996
          FHLB                                                 5.000%     05/12/2008          2,600,000                2,596,459
          FHLB (3)                                             3.500%     05/28/2008            500,000                  491,995
          FHLB (4)                                             0.900%     07/17/2008          1,000,000                  881,583
          FHLB (3)                                             3.000%     07/30/2008          1,000,000                  972,324
          FHLB                                                 3.650%     09/22/2008            500,000                  483,726
          FHLB                                                 3.648%     09/29/2008            350,000                  348,224
          FHLB                                                 4.000%     01/28/2009            395,000                  383,349
          FHLB                                                 4.600%     02/05/2009          1,000,000                  985,288
          FHLB                                                 5.000%     02/23/2009          1,000,000                  994,398
          FHLB (3)                                             3.000%     02/27/2009            500,000                  494,601
          FHLB (3)                                             3.500%     09/24/2009            400,000                  387,391
          FHLB (3)                                             3.500%     09/30/2009            400,000                  386,272
          FHLB                                                 5.300%     01/12/2010          1,000,000                  992,769
          FHLB (3)                                             4.000%     03/16/2010            500,000                  496,143
          FHLB (3)                                             4.000%     05/25/2010            500,000                  491,652
          FHLB                                                 4.125%     08/13/2010          1,035,000                  993,937
          FHLB                                                 5.125%     11/01/2010          1,000,000                  988,548
          FHLB                                                 4.020%     06/15/2011            650,000                  614,382
          FHLB                                                 6.300%     06/21/2011             75,000                   75,108
          FHLB (3)                                             3.500%     07/15/2011            185,000                  175,964
          FHLB (3)                                             3.000%     09/30/2011          1,000,000                  973,497
          FHLB (3)                                             4.000%     06/11/2013          1,000,000                  970,320
          FHLB (3)                                             4.000%     07/23/2013            500,000                  485,118
          FHLB (3)                                             4.500%     07/30/2018            350,000                  331,336
          FHLB (3)                                             4.000%     08/06/2018            350,000                  333,298
                                                                                                                    ------------
                                                                                                                      23,852,645
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (6.6%)
          FHLMC                                                3.100%     05/27/2008            500,000                  480,147
          FHLMC                                                3.150%     11/20/2008          1,000,000                  953,264
          FHLMC                                                3.875%     01/12/2009          1,000,000                  968,249
          FHLMC                                                5.000%     01/30/2009            850,000                  845,106
          FHLMC (3)                                            4.000%     03/16/2009          1,000,000                  975,178
          FHLMC                                                4.125%     11/18/2009            800,000                  773,414
          FHLMC                                                4.000%     12/15/2009             60,000                   57,647
          FHLMC                                                4.000%     07/16/2010            500,000                  477,534
          FHLMC (3)                                            4.000%     04/22/2014            485,000                  472,787
          FHLMC (3)                                            4.750%     07/30/2018            415,000                  402,988
          FHLMC                                                5.500%     10/15/2034          1,210,000                1,186,035
                                                                                                                    ------------
                                                                                                                       7,592,349
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) - PASS-THROUGH-AGENCY (0.0%)
          FHLMC                                                8.500%     08/01/2006                 49                       50
                                                                                                                    ------------


FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (3.3%)
          FNMA (3)                                             3.000%     04/01/2008            100,000                   96,987
          FNMA                                                 4.000%     03/03/2009            100,000                   96,931
          FNMA                                                 3.500%     04/06/2009          1,245,000                1,189,166
          FNMA (3)                                             4.375%     12/29/2010             30,000                   29,347
          FNMA (3)                                             4.250%     02/10/2011          2,225,000                2,166,765
          FNMA (3)                                             3.250%     08/18/2011            300,000                  291,807
                                                                                                                    ------------
                                                                                                                       3,871,003
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - PASS-THROUGH-AGENCY (0.0%)
          FNMA                                                 7.000%     12/01/2008              8,181                    8,300
                                                                                                                    ------------

SMALL BUSINESS ADMINISTRATION - PASS-THROUGH-AGENCY (1.3%)
          Small Business Administration                        8.017%     02/10/2010            786,326                  830,611
          Small Business Administration                        4.640%     05/01/2023            703,297                  670,420
                                                                                                                    ------------
                                                                                                                       1,501,031

                                                              INTEREST     MATURITY          PRINCIPAL
DESCRIPTION                                                     RATE         DATE             AMOUNT                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES (22.3%)
          U.S. Treasury Note                                   4.000%     09/30/2007          2,000,000                1,975,468
          U.S. Treasury Note (1)                               3.625%     01/15/2008          1,000,000                1,260,657
          U.S. Treasury Note (1)                               3.875%     01/15/2009          1,000,000                1,265,609
          U.S. Treasury Note                                   3.125%     04/15/2009         10,000,000                9,525,000
          U.S. Treasury Note                                   4.000%     03/15/2010          6,000,000                5,823,048
          U.S. Treasury Note                                   4.375%     12/15/2010          1,000,000                  980,898
          U.S. Treasury Note                                   4.375%     08/15/2012          5,000,000                4,870,115
                                                                                                                    ------------
                                                                                                                      25,700,795

TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                               65,732,394
(IDENTIFIED COST $66,783,318)
                                                                                                                    ------------


SHORT TERM INVESTMENTS (4.6%)
          FIFTH THIRD REPURCHASE AGREEMENT DATED               4.680%     04/03/2006        $ 5,256,849             $  5,256,849
          3/31/06 (Repurchase value $5,258,899
          collateralized by U.S. Government
          Agency Securities) (7)

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $5,256,849)                                                              5,256,849
                                                                                                                    ------------

TOTAL INVESTMENTS  (99.0%) (IDENTIFIED COST $116,693,143) (8)                                                        114,323,729

TOTAL OTHER ASSETS LESS LIABILITIES (1.0%)                                                                             1,098,357

                                                                                                                    ------------
TOTAL NET ASSETS (100.0%)                                                                                           $115,422,086
                                                                                                                    ============

(1) Represents a Treasury Inflation Protected Security.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund's Board.
(3) Security represents a step bond. Rate disclosed is as of March 31, 2006.
(4) Represents a variable or increasing rate security. Rate disclosed is the current rate as of March 31, 2006.
(5) Fair valued security under procedures established by the Fund's Board of Directors.
(6) Interest only security.
(7) See Note 9 for collateral information.
(8) See Note 12 for important tax information.
    SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Schedule of Investments
Accessor Mortgage Securities Fund

Schedule of Investments, March 31, 2006 (Unaudited)

                                                                   INTEREST       MATURITY         PRINCIPAL
DESCRIPTION                                                          RATE           DATE            AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (9.0%)
          Countrywide Asset-Backed Certificates                     0.979%       02/25/2036       $ 4,893,302       $  4,890,229
          HSI Asset Securitization Corp. Trust (1)                  4.898%       03/25/2036         2,530,790          2,530,534
          Option One Mortgage Loan Trust (1)                        4.888%       01/25/2036         3,963,787          3,963,760
          Soundview Home Equity Loan Trust (1)                      4.888%       02/25/2036         2,578,305          2,578,519
          TMS SBA Loan Trust (1999 1-A) (1)                         5.300%       07/15/2025           303,281            301,279
                                                                                                                    ------------
                                                                                                                      14,264,320

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $14,269,446)                                                           14,264,320
                                                                                                                    ------------

COLLATERALIZED MORTGAGE OBLIGATIONS (5.4%)
          Banc of America Alternative Loan Trust (2003-10 6A2)      5.500%       12/25/2018           258,518            250,463
          Banc of America Alternative Loan Trust (2004-3 4A1)       5.000%       04/25/2019           350,707            339,776
          Bank of America Alternative Loan Trust                    6.500%       02/25/2036         1,144,719          1,151,547
          Countrywide Alternative Loan Trust (2004-J2A1)            6.500%       03/25/2034           169,981            170,571
          Fanniemae Strip (344:1) (3)                               0.000%       11/01/2033           499,198            377,202
          FNMA (2005-70 NA) (4)                                     5.500%       08/25/2035           198,644            197,251
          FNMA (2005-70 PA) (4)                                     5.500%       08/25/2035         2,091,989          2,073,541
          Freddie Mac Strips (5)                                    5.500%       08/01/2035         3,101,530            794,339
          GMAC Mortgage Loan Trust (1999-C3 A2)                     7.179%       08/15/2036           670,214            701,387
          Lehman MortgageTrust                                      5.500%       12/25/2035         1,241,037          1,229,667
          Residential Accredit Loans Incorporated (2003-QS20 CB)    5.000%       11/25/2018         1,355,488          1,298,212
                                                                                                                    ------------
                                                                                                                       8,583,956

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                              8,583,956
(IDENTIFIED COST $8,802,596)
                                                                                                                    ------------


PROJECT LOANS (0.0%)
          Merrill Lynch 42 (4)                                      7.430%       09/01/2022             2,717              2,721
                                                                                                                    ------------

TOTAL PROJECT LOANS (IDENTIFIED COST $2,774)                                                                               2,721
                                                                                                                    ------------

U.S. GOVERNMENT AGENCY BONDS (102.5%)
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (25.7%)
          FHLMC                                                     4.500%       01/01/2010           273,186            266,622
          FHLMC                                                     6.000%       01/01/2013             4,977              5,033
          FHLMC                                                     6.000%       02/01/2013            16,805             17,005
          FHLMC                                                     6.000%       04/01/2013           221,752            224,371
          FHLMC                                                     6.000%       05/01/2013             4,808              4,866
          FHLMC                                                     6.000%       08/01/2013            85,827             86,819
          FHLMC                                                     6.000%       09/01/2013            84,048             85,024
          FHLMC                                                     5.500%       11/01/2013             7,749              7,718
          FHLMC                                                     6.000%       11/01/2013           142,283            143,982
          FHLMC                                                     5.500%       12/01/2013            53,204             52,994
          FHLMC                                                     6.000%       12/01/2013             5,329              5,392
          FHLMC                                                     5.500%       02/01/2014             6,443              6,418
          FHLMC                                                     5.500%       03/01/2014            34,651             34,499
          FHLMC                                                     5.500%       04/01/2014             8,957              8,917
          FHLMC                                                     6.000%       04/01/2014           196,896            199,321
          FHLMC                                                     5.500%       05/01/2014             8,120              8,085
          FHLMC                                                     6.000%       05/01/2014           114,523            115,934
          FHLMC                                                     6.000%       07/01/2014            19,681             19,920
          FHLMC                                                     7.500%       09/01/2014            27,760             28,950
          FHLMC                                                     7.000%       06/01/2015             1,139              1,171
          FHLMC                                                     7.500%       07/01/2015             2,826              2,950
          FHLMC                                                     6.000%       05/01/2016             9,183              9,296
          FHLMC                                                     6.000%       06/01/2016            46,683             47,255
          FHLMC                                                     5.500%       02/15/2017           600,000            598,756
          FHLMC                                                     5.000%       08/01/2017            88,665             86,669
          FHLMC                                                     5.500%       08/01/2017           276,663            275,059
          FHLMC                                                     6.000%       08/01/2017            58,935             59,601
          FHLMC                                                     5.500%       09/01/2017            16,924             16,826
          FHLMC                                                     6.000%       09/01/2017             7,959              8,056
          FHLMC                                                     5.500%       09/15/2017         2,000,000          1,992,824
          FHLMC                                                     5.000%       10/01/2017           228,960            223,774
          FHLMC                                                     5.500%       10/15/2017           900,000            896,952
          FHLMC                                                     5.000%       11/01/2017           212,214            207,408
          FHLMC                                                     5.500%       11/01/2017            35,736             35,529
          FHLMC                                                     5.000%       01/01/2018           180,531            176,442
          FHLMC                                                     5.500%       01/01/2018            92,654             92,117
          FHLMC                                                     5.000%       03/01/2018            29,894             29,190
          FHLMC                                                     5.000%       04/01/2018           119,072            116,269
          FHLMC                                                     6.500%       04/01/2018            37,698             38,718
          FHLMC                                                     4.500%       05/01/2018         3,176,337          3,040,332
          FHLMC                                                     5.000%       05/01/2018         1,207,327          1,179,141
          FHLMC                                                     5.000%       06/01/2018           596,517            582,508
          FHLMC                                                     5.000%       07/01/2018            23,399             22,848
          FHLMC                                                     4.500%       08/01/2018         1,354,924          1,296,218
          FHLMC                                                     5.500%       08/01/2018            32,995             32,793
          FHLMC                                                     9.000%       09/01/2018            12,630             13,049

                                                                   INTEREST       MATURITY         PRINCIPAL
DESCRIPTION                                                          RATE           DATE            AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
          FHLMC                                                     5.000%       10/01/2018            36,457             35,599
          FHLMC                                                     4.000%       10/15/2018           640,000            574,774
          FHLMC                                                     4.500%       11/01/2018           696,829            666,515
          FHLMC                                                     4.500%       12/01/2018           604,294            577,988
          FHLMC                                                     6.000%       12/01/2018            99,243            100,069
          FHLMC                                                     4.500%       01/01/2019           331,800            317,356
          FHLMC                                                     6.000%       02/01/2019            14,653             14,770
          FHLMC                                                     5.000%       08/15/2019           600,000            573,893
          FHLMC                                                     4.500%       11/15/2019           950,000            871,240
          FHLMC                                                     4.500%       01/01/2020           194,975            186,246
          FHLMC                                                     4.500%       05/15/2020           700,000            643,479
          FHLMC                                                     5.000%       06/01/2020           964,190            939,977
          FHLMC                                                     4.500%       07/01/2020           618,644            590,651
          FHLMC                                                     4.500%       08/01/2020           131,894            125,926
          FHLMC                                                     5.000%       08/01/2020           980,776            956,147
          FHLMC                                                     4.500%       09/01/2020         2,693,208          2,571,346
          FHLMC                                                     6.000%       07/01/2022           228,859            230,367
          FHLMC                                                     7.000%       06/01/2024               195                201
          FHLMC                                                     8.000%       07/01/2024            64,672             69,021
          FHLMC                                                     8.000%       08/01/2024             7,001              7,472
          FHLMC                                                     8.000%       06/01/2025                46                 49
          FHLMC                                                     8.000%       07/01/2025            51,293             54,701
          FHLMC                                                     8.000%       09/01/2025               518                553
          FHLMC                                                     8.000%       11/01/2025             1,498              1,598
          FHLMC                                                     8.000%       12/01/2025             5,837              6,225
          FHLMC                                                     8.000%       01/01/2026               705                752
          FHLMC                                                     7.000%       05/01/2026            18,567             19,167
          FHLMC                                                     8.000%       06/01/2026            11,483             12,249
          FHLMC                                                     7.000%       09/01/2027             1,021              1,052
          FHLMC                                                     5.500%       01/01/2029            55,773             54,682
          FHLMC                                                     6.000%       01/01/2029           143,147            143,619
          FHLMC                                                     6.000%       02/01/2029           154,252            154,761
          FHLMC                                                     7.000%       04/01/2029               740                762
          FHLMC                                                     6.000%       05/01/2029           236,932            237,627
          FHLMC                                                     7.000%       07/01/2029            37,187             38,301
          FHLMC                                                     7.000%       10/01/2029            82,772             85,251
          FHLMC                                                     7.000%       11/01/2029            34,637             35,675
          FHLMC                                                     7.000%       12/01/2029             4,383              4,514
          FHLMC                                                     7.000%       01/01/2030            79,478             81,858
          FHLMC                                                     7.000%       04/01/2030               271                280
          FHLMC                                                     7.000%       09/01/2030            38,724             39,882
          FHLMC                                                     7.000%       10/01/2030             6,750              6,952
          FHLMC                                                     7.500%       10/01/2030             1,505              1,573
          FHLMC                                                     7.000%       11/01/2030             6,757              6,959
          FHLMC                                                     7.000%       05/01/2031            36,426             37,536
          FHLMC                                                     7.000%       06/01/2031            11,479             11,829
          FHLMC                                                     7.000%       07/01/2031            20,454             21,078
          FHLMC                                                     7.000%       08/01/2031             2,162              2,228
          FHLMC                                                     7.000%       09/01/2031            38,824             40,007
          FHLMC                                                     7.000%       10/01/2031             2,726              2,809
          FHLMC                                                     7.000%       11/01/2031            30,839             31,780
          FHLMC                                                     6.000%       01/01/2032            59,667             59,784
          FHLMC                                                     5.500%       02/01/2032            38,064             37,274
          FHLMC                                                     5.500%       04/01/2032           236,639            231,593
          FHLMC                                                     7.000%       04/01/2032            15,781             16,253
          FHLMC                                                     7.000%       05/01/2032           300,367            309,348
          FHLMC                                                     6.500%       07/01/2032           948,444            968,877
          FHLMC                                                     7.000%       07/01/2032            11,626             11,973
          FHLMC                                                     6.500%       08/01/2032           201,825            206,173
          FHLMC                                                     6.000%       02/01/2033           495,422            496,195
          FHLMC                                                     6.000%       03/01/2033            51,515             51,596
          FHLMC                                                     7.000%       09/01/2033            41,792             43,041
          FHLMC                                                     5.500%       01/01/2035         2,361,260          2,308,963
          FHLMC                                                     5.000%       05/15/2035         3,656,131          3,646,592
          FHLMC                                                     4.500%       09/01/2035         1,241,606          1,148,183
          FHLMC                                                     4.631%       10/01/2035           681,142            669,285
          FHLMC                                                     5.000%       10/01/2035         7,192,035          6,844,681
          FHLMC                                                     5.500%       10/01/2035            99,464             97,143
                                                                                                                    ------------
                                                                                                                      40,739,921
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (75.7%)
          FNMA                                                      6.500%       02/01/2012            14,095             14,425
          FNMA                                                      6.500%       10/01/2013            39,082             39,996
          FNMA                                                      5.500%       07/01/2014            84,171             83,908
          FNMA                                                      8.000%       08/01/2014            53,133             55,530
          FNMA                                                      6.000%       04/01/2016             2,765              2,804
          FNMA                                                      6.500%       05/01/2016            56,686             58,042
          FNMA                                                      6.500%       06/01/2016            13,858             14,190
          FNMA                                                      6.500%       07/01/2016            48,077             49,227
          FNMA                                                      6.500%       09/01/2016            57,606             58,984
          FNMA                                                      5.500%       10/01/2016           110,317            109,803
          FNMA                                                      5.500%       05/01/2017           249,654            248,393
          FNMA                                                      5.500%       09/01/2017           275,297            273,906
          FNMA                                                      5.500%       10/01/2017            44,858             44,631
          FNMA                                                      5.000%       11/01/2017           172,606            168,746
          FNMA                                                      5.500%       12/01/2017           328,125            326,468
          FNMA                                                      4.500%       01/01/2018           101,971             97,789
          FNMA                                                      5.500%       01/01/2018           740,116            736,377

                                                                   INTEREST       MATURITY         PRINCIPAL
DESCRIPTION                                                          RATE           DATE            AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
          FNMA                                                      5.000%       02/01/2018           116,270            113,585
          FNMA                                                      5.500%       02/01/2018           265,704            264,361
          FNMA                                                      5.000%       02/25/2018           870,000            835,692
          FNMA                                                      5.000%       05/01/2018           571,570            558,370
          FNMA                                                      6.500%       05/01/2018            92,205             94,794
          FNMA                                                      5.500%       06/01/2018         2,203,742          2,192,609
          FNMA                                                      5.000%       08/01/2018           123,830            120,971
          FNMA                                                      6.000%       08/01/2018            61,438             61,901
          FNMA                                                      5.000%       09/01/2018         1,907,959          1,863,894
          FNMA                                                      5.000%       10/01/2018         1,222,955          1,194,711
          FNMA                                                      5.500%       11/01/2018            17,634             17,540
          FNMA                                                      5.000%       12/01/2018         2,448,967          2,394,204
          FNMA                                                      4.500%       01/01/2019           208,777            199,808
          FNMA                                                      5.500%       01/01/2019            49,480             49,216
          FNMA                                                      4.000%       02/25/2019         1,240,000          1,099,117
          FNMA                                                      4.000%       05/25/2019           840,000            744,483
          FNMA                                                      4.000%       06/01/2019         1,043,454            977,045
          FNMA                                                      4.500%       06/01/2019           497,414            476,045
          FNMA                                                      5.000%       06/01/2019         3,591,255          3,508,315
          FNMA                                                      5.500%       08/01/2019         3,048,338          3,030,874
          FNMA                                                      4.500%       01/01/2020            99,481             95,208
          FNMA                                                      5.500%       05/01/2020         2,107,846          2,097,197
          FNMA                                                      4.500%       12/01/2020            97,996             93,741
          FNMA                                                      4.500%       02/01/2021            99,062             94,742
          FNMA                                                      7.500%       08/01/2023            14,711             15,330
          FNMA                                                      6.500%       04/01/2024             3,774              3,870
          FNMA                                                      5.000%       06/01/2024         1,521,760          1,463,398
          FNMA                                                      6.500%       11/01/2024            51,771             53,089
          FNMA                                                      7.000%       10/01/2025            30,900             31,892
          FNMA                                                      7.500%       02/01/2026             4,121              4,305
          FNMA                                                      6.500%       04/01/2026            12,147             12,453
          FNMA                                                      7.000%       09/01/2026            18,364             18,953
          FNMA                                                      7.500%       09/01/2026            41,092             42,950
          FNMA                                                      7.000%       04/01/2027            18,207             18,791
          FNMA                                                      7.500%       05/01/2027             5,885              6,154
          FNMA                                                      7.500%       11/01/2027            13,894             14,529
          FNMA                                                      7.500%       12/01/2027            43,539             45,529
          FNMA                                                      7.500%       01/01/2028             1,927              2,015
          FNMA                                                      7.500%       02/01/2028            11,936             12,472
          FNMA                                                      6.500%       11/01/2028            39,141             40,131
          FNMA                                                      6.000%       01/01/2029            37,402             37,494
          FNMA                                                      6.500%       03/01/2029           196,230            201,193
          FNMA                                                      7.000%       03/01/2029            12,267             12,657
          FNMA                                                      6.500%       04/01/2029           467,578            479,403
          FNMA                                                      7.000%       04/01/2029            88,279             91,047
          FNMA                                                      7.000%       05/01/2029            65,647             67,706
          FNMA                                                      6.500%       06/01/2029            14,474             14,839
          FNMA                                                      6.500%       07/01/2029            19,827             20,327
          FNMA                                                      7.000%       07/01/2029            10,743             11,079
          FNMA                                                      7.500%       09/01/2029           133,448            139,580
          FNMA                                                      6.000%       10/01/2029           114,733            115,055
          FNMA                                                      7.000%       11/01/2029             9,725             10,030
          FNMA                                                      7.000%       12/01/2029            13,091             13,502
          FNMA                                                      7.000%       01/01/2030            33,609             34,656
          FNMA                                                      6.500%       02/01/2030            31,692             32,422
          FNMA                                                      7.000%       02/01/2030            86,036             88,729
          FNMA                                                      7.000%       03/01/2030             4,183              4,314
          FNMA                                                      7.000%       11/01/2030             2,035              2,098
          FNMA                                                      7.000%       12/01/2030            49,411             50,950
          FNMA                                                      7.000%       01/01/2031            13,889             14,319
          FNMA                                                      7.000%       06/01/2031            63,673             65,644
          FNMA                                                      7.000%       07/01/2031            76,373             78,738
          FNMA                                                      7.000%       08/01/2031            34,453             35,519
          FNMA                                                      6.500%       09/01/2031            21,291             21,783
          FNMA                                                      7.000%       09/01/2031            72,959             75,224
          FNMA                                                      7.000%       10/01/2031            34,747             35,829
          FNMA                                                      7.500%       12/01/2031             6,765              7,068
          FNMA                                                      6.000%       02/01/2032            50,970             51,038
          FNMA                                                      7.000%       05/01/2032            20,604             21,225
          FNMA                                                      6.500%       07/01/2032            23,256             23,777
          FNMA                                                      7.000%       08/01/2032            65,460             67,434
          FNMA                                                      5.500%       01/01/2033         5,582,717          5,462,611
          FNMA                                                      6.500%       01/01/2033            20,941             21,425
          FNMA                                                      6.000%       02/01/2033            18,220             18,237
          FNMA                                                      5.500%       06/01/2033           468,716            458,436
          FNMA                                                      6.000%       06/01/2033         1,244,073          1,245,240
          FNMA                                                      5.500%       07/01/2033           662,535            648,005
          FNMA                                                      4.500%       08/01/2033           258,682            239,750
          FNMA                                                      5.500%       08/01/2033           255,210            249,613
          FNMA                                                      4.500%       09/01/2033           262,128            242,944
          FNMA                                                      4.500%       10/01/2033         2,775,717          2,572,579
          FNMA                                                      5.500%       10/01/2033         2,533,592          2,478,028
          FNMA                                                      5.500%       11/01/2033         5,530,665          5,409,372
          FNMA (5)                                                  6.000%       11/25/2033           476,408            109,202
          FNMA                                                      5.000%       03/01/2034        13,725,208         13,103,538
          FNMA                                                      5.500%       04/01/2034            53,606             52,403

                                                                   INTEREST       MATURITY         PRINCIPAL
DESCRIPTION                                                          RATE           DATE            AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------------------------
          FNMA                                                      6.000%       08/01/2034         2,105,027          2,106,644
          FNMA                                                      4.818%       09/01/2034         1,155,186          1,143,142
          FNMA                                                      5.500%       09/01/2034         4,733,421          4,627,185
          FNMA                                                      6.500%       09/01/2034           425,258            433,906
          FNMA                                                      4.746%       10/01/2034         2,408,950          2,377,362
          FNMA                                                      5.500%       10/01/2034         1,890,615          1,848,182
          FNMA                                                      6.500%       10/01/2034           247,573            252,608
          FNMA                                                      5.500%       11/01/2034         5,281,052          5,165,233
          FNMA                                                      5.000%       12/01/2034           765,613            730,171
          FNMA                                                      6.500%       12/01/2034            34,544             35,246
          FNMA                                                      6.500%       01/01/2035           510,271            520,648
          FNMA                                                      5.000%       02/01/2035         2,039,255          1,944,854
          FNMA                                                      5.500%       02/01/2035         1,541,556          1,507,748
          FNMA                                                      6.000%       05/01/2035           854,243            854,546
          FNMA                                                      6.000%       06/01/2035         2,599,348          2,601,786
          FNMA                                                      5.500%       07/01/2035         9,513,263          9,288,769
          FNMA                                                      4.500%       08/01/2035         9,558,952          8,820,590
          FNMA                                                      5.500%       08/01/2035           764,165            746,132
          FNMA                                                      4.500%       09/01/2035         1,375,032          1,268,820
          FNMA                                                      4.500%       10/01/2035         2,667,534          2,461,485
          FNMA                                                      4.678%       10/01/2035         1,432,743          1,411,441
          FNMA                                                      6.000%       11/01/2035         4,800,000          4,797,024
          FNMA                                                      5.381%       02/01/2036         1,086,615          1,083,053
          FNMA                                                      6.000%       02/01/2036         3,100,000          3,098,078
                                                                                                                    ------------
                                                                                                                     119,708,218
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (1.1%)
          GNMA                                                      5.500%       04/15/2014            93,098             93,283
          GNMA                                                      6.000%       04/15/2014           184,923            188,347
          GNMA                                                      6.500%       08/15/2014             8,751              8,979
          GNMA                                                      6.000%       12/15/2016           186,034            189,473
          GNMA                                                      8.000%       03/15/2017             2,296              2,437
          GNMA                                                      6.500%       12/15/2023            36,517             37,771
          GNMA                                                      6.000%       06/20/2026            91,113             92,094
          GNMA                                                      8.000%       09/20/2026            66,178             70,623
          GNMA                                                      7.500%       09/15/2027            16,410             17,244
          GNMA                                                      6.000%       02/20/2029            28,403             28,686
          GNMA                                                      7.500%       10/15/2029            15,994             16,787
          GNMA                                                      6.000%       12/15/2031            21,725             21,996
          GNMA                                                      5.500%       12/15/2032            10,608             10,512
          GNMA                                                      6.500%       06/20/2034           200,552            205,767
          GNMA                                                      5.500%       03/15/2035            99,507             98,571
          GNMA                                                      5.500%       07/15/2035            48,578             48,121
          GNMA                                                      5.500%       08/15/2035           550,786            545,606
                                                                                                                    ------------
                                                                                                                       1,676,297

TOTAL U.S. GOVERNMENT AGENCY BONDS                                                                                   162,124,436
(IDENTIFIED COST $165,318,597)
                                                                                                                    ------------


U.S. GOVERNMENT AGENCY OBLIGATIONS (1.5%)
          U.S. Treasury Note (2)                                    4.500%       11/15/2015         1,675,000          1,625,405
          U.S. Treasury Note                                        4.500%       02/15/2016           700,000            680,804
                                                                                                                    ------------
                                                                                                                       2,306,209

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                               2,306,209
(IDENTIFIED COST $2,325,579)
                                                                                                                    ------------


SHORT TERM INVESTMENTS (1.1%)
          FIFTH THIRD REPURCHASE AGREEMENT DATED                    4.680%       04/03/2006         1,796,422       $  1,796,422
          3/31/06 (Repurchase value $1,797,123
          collateralized by U.S. Government
          Agency Securities) (6)

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $1,796,422)                                                              1,796,422
                                                                                                                    ------------

TOTAL INVESTMENTS  (119.5%) (IDENTIFIED COST $192,515,414) (7)                                                       189,078,064

TOTAL LIABILITIES LESS OTHER ASSETS (-19.5%)                                                                         (30,907,582)

                                                                                                                    ------------
TOTAL NET ASSETS (100.0%)                                                                                           $158,170,482
                                                                                                                    ============

(1) Represents a variable or increasing rate security. Rate disclosed is the current rate as of March 31, 2006.
(2) Security has been segregated as collateral to cover margin requirements for open futures contracts as of March 31, 2006.
(3) Security represents a zero coupon bond.
(4) Fair valued security under procedures established by the Fund's Board of Directors.
(5) Interest only security.
(6) See Note 9 for collateral information.
(7) See Note 12 for important tax information.
    SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

FORWARD COMMITMENTS

                                                                          COUPON     DELIVERY      PRINCIPAL
TYPE                                                                       RATE        DATE          AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------------------------
TBA PURCHASE COMMITMENTS AT MARCH 31, 2006 (COST PAYABLE $101,844,625)
FGOLD 15YR TBA                                                             4.500%    04/18/2006   $  3,400,000     $   3,244,875
FGOLD 15YR TBA                                                             5.000%    04/18/2006      1,000,000           974,375
FGOLD 30YR TBA                                                             5.500%    04/12/2006     12,700,000        12,398,375
FHLMC GOLD 30YR TBA                                                        5.000%    04/12/2006      3,100,000         2,948,875
FHLMC GOLD 30YR TBA                                                        6.000%    04/12/2006      4,100,000         4,101,279
FNMA 15YR TBA                                                              5.000%    04/18/2006      2,500,000         2,436,720
FNMA 15YR TBA                                                              5.500%    04/18/2006     12,200,000        12,123,750
FNMA 15YR TBA                                                              6.000%    04/18/2006      4,900,000         4,964,313
FNMA 30YR TBA                                                              5.000%    04/12/2006     14,900,000        14,182,937
FNMA 30YR TBA                                                              5.500%    04/12/2006      5,500,000         5,367,659
FNMA 30YR TBA                                                              6.000%    04/12/2006     10,500,000        10,496,724
FNMA 30YR TBA                                                              6.500%    04/12/2006     11,800,000        12,036,000
FNMA 30YR TBA                                                              5.000%    05/11/2006      9,800,000         9,322,250
FNMA 30YR TBA                                                              6.500%    05/11/2006      6,700,000         6,825,625
                                                                                                                   -------------
                                                                                                                   $ 101,423,757
                                                                                                                   =============
TBA SALE COMMITMENTS AT MARCH 31, 2006 (PROCEEDS RECEIVABLE $114,520,180)
FGOLD 15YR TBA                                                             4.500%    04/18/2006     (7,200,000)       (6,871,500)
FGOLD 15YR TBA                                                             5.000%    04/18/2006     (2,300,000)       (2,241,063)
FGOLD 15YR TBA                                                             5.500%    04/18/2006       (500,000)         (496,563)
FHLMC GOLD 30YR TBA                                                        5.000%    04/12/2006     (3,200,000)       (3,044,000)
FHLMC GOLD 30YR TBA                                                        6.000%    04/12/2006     (5,200,000)       (5,201,622)
FHLMC GOLD 30YR TBA                                                        4.500%    05/11/2006     (1,200,000)       (1,105,500)
FNMA 15YR TBA                                                              5.000%    04/18/2006    (11,300,000)      (11,013,974)
FNMA 15YR TBA                                                              5.500%    04/18/2006    (12,300,000)      (12,223,125)
FNMA 30YR TBA                                                              4.500%    04/12/2006       (500,000)         (461,094)
FNMA 30YR TBA                                                              5.000%    04/12/2006    (14,900,000)      (14,182,937)
FNMA 30YR TBA                                                              5.500%    04/12/2006    (25,600,000)      (24,984,013)
FNMA 30YR TBA                                                              6.000%    04/12/2006     (8,700,000)       (8,697,286)
FNMA 30YR TBA                                                              6.500%    04/12/2006    (11,800,000)      (12,036,000)
FNMA 30YR TBA                                                              4.500%    05/11/2006    (12,600,000)      (11,611,681)
                                                                                                                   -------------
                                                                                                                   $(114,170,358)
                                                                                                                   =============


CALL OPTIONS WRITTEN

                                                   PREMIUM                  NUMBER
NOTE / EXPIRATION DATE / EXERCISE PRICE            RECEIVED              OF CONTRACTS                 VALUE
-----------------------------------------------------------------------------------------------------------------
US 10 Year Note, 6.00%, 05/26/06, $111.00             6,680                       14                        (218)
US 10 Year Note, 6.00%, 08/25/06, $110.00            14,171                       28                      (4,813)
                                                                                                -----------------
                                                                                                          (5,031)
                                                                                                =================

PUT OPTIONS WRITTEN
                                                   PREMIUM                  NUMBER
NOTE / EXPIRATION DATE / EXERCISE PRICE            RECEIVED              OF CONTRACTS                 VALUE
-----------------------------------------------------------------------------------------------------------------
US 10 Year Note, 6.00%, 05/26/06, $107.00             5,804                       14                     (14,875)
US 10 Year Note, 6.00%, 08/25/06, $106.00            16,250                       28                     (28,000)
                                                                                                -----------------
                                                                                                         (42,875)
                                                                                                =================

WRITTEN OPTION ACTIVITY

                                        WRITTEN CALL OPTIONS         WRITTEN PUT OPTIONS
                                      NUMBER OF      CONTRACT     NUMBER OF        CONTRACT
                                      CONTRACTS      PREMIUM      CONTRACTS        PREMIUM
                                      ----------------------------------------------------------
Outstanding, at beginning of year           -      $      -             -           $      -
                                      ----------------------------------------------------------
Options written                            86        36,540            86             37,056
Options exercised or closed               (44)      (15,689)          (44)           (15,002)
Options expired                             -             -
                                      ----------------------------------------------------------
Outstanding, March 31, 2006                42      $ 20,851            42           $ 22,054
                                      ==========================================================

OUTSTANDING FUTURES CONTRACTS

                                                                                                              UNREALIZED
                                                                              UNITS PER      CURRENT         APPRECIATION/
TYPE                                         EXPIRATION        CONTRACTS      CONTRACT        VALUE         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
10 Year US Treasury Note Future (Buy)        06/21/2006           112           1,000      $ 11,915,747        $ (91,489)
5 Year US Treasury Note Future (Sell)        06/30/2006           201           1,000        20,991,938           95,033
                                                                                           ------------        ---------
                                                                                           $      3,544        $   3,544
                                                                                           ============        =========

Schedule of Investments
Accessor Limited Duration U.S. Government Fund

Schedule of Investments, March 31, 2006 (Unaudited)

                                                              INTEREST     MATURITY         PRINCIPAL
DESCRIPTION                                                     RATE         DATE             AMOUNT                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (92.1%)
FEDERAL FARM CREDIT BANK (FFCB) (4.8%)
          FFCB                                                 1.850%     06/26/2006        $ 1,000,000             $    992,763
          FFCB                                                 5.900%     02/05/2008            100,000                  101,411
          FFCB                                                 3.500%     04/15/2008          1,000,000                  970,003
          FFCB                                                 5.960%     06/16/2008            600,000                  611,103
                                                                                                                    ------------
                                                                                                                       2,675,280
FEDERAL HOME LOAN BANK (FHLB) (54.1%)
          FHLB                                                 4.750%     05/15/2006          1,000,000                  999,616
          FHLB                                                 2.320%     06/26/2006            240,000                  238,532
          FHLB                                                 3.500%     08/15/2006            500,000                  497,276
          FHLB                                                 5.250%     08/15/2006          1,950,000                1,951,579
          FHLB                                                 2.950%     09/14/2006          2,000,000                1,981,450
          FHLB                                                 2.100%     10/13/2006          1,000,000                  984,362
          FHLB                                                 3.125%     11/15/2006          1,000,000                  987,886
          FHLB                                                 3.500%     11/24/2006            200,000                  199,196
          FHLB                                                 3.375%     01/10/2007          1,000,000                  986,796
          FHLB                                                 2.875%     02/15/2007            650,000                  637,651
          FHLB                                                 3.300%     03/22/2007          1,480,000                1,454,547
          FHLB                                                 2.450%     03/29/2007            650,000                  633,347
          FHLB                                                 2.750%     05/21/2007          2,200,000                2,151,038
          FHLB                                                 4.650%     05/21/2007            250,000                  248,676
          FHLB                                                 3.875%     06/08/2007          2,750,000                2,710,832
          FHLB                                                 6.750%     08/15/2007            700,000                  714,842
          FHLB                                                 3.875%     09/14/2007          3,000,000                2,947,539
          FHLB                                                 3.500%     11/15/2007          3,420,000                3,335,977
          FHLB                                                 5.875%     11/15/2007            620,000                  627,327
          FHLB                                                 3.070%     01/15/2008            500,000                  483,030
          FHLB                                                 5.625%     02/15/2008          1,585,000                1,600,099
          FHLB                                                 7.000%     02/15/2008            270,000                  279,100
          FHLB                                                 4.500%     04/11/2008          1,200,000                1,187,021
          FHLB                                                 4.250%     09/12/2008          1,000,000                  981,768
          FHLB                                                 4.500%     12/30/2008            200,000                  200,044
          FHLB                                                 4.050%     04/30/2009          1,000,000                  968,584
                                                                                                                    ------------
                                                                                                                      29,988,115
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (5.4%)
          FHLMC                                                6.750%     05/30/2006            300,000                  300,775
          FHLMC                                                3.000%     08/27/2007            600,000                  583,041
          FHLMC                                                3.300%     09/14/2007          1,210,000                1,179,751
          FHLMC                                                4.500%     03/01/2010            436,363                  428,492
          FHLMC                                                4.500%     06/01/2010            504,042                  491,931
                                                                                                                    ------------
                                                                                                                       2,983,990
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (7.0%)
          FNMA                                                 2.100%     04/19/2006            210,000                  209,726
          FNMA                                                 3.250%     06/28/2006          1,535,000                1,528,615
          FNMA                                                 3.375%     12/15/2006          1,000,000                  987,964
          FNMA                                                 3.550%     01/12/2007          1,000,000                  988,014
          FNMA                                                 4.500%     02/01/2010            183,064                  178,499
                                                                                                                    ------------
                                                                                                                       3,892,818
SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (SBA) (20.8%)
          SBA                                                  8.375%     02/25/2007             84,143                   83,965
          SBA                                                  8.725%     11/25/2007              3,415                    3,438
          SBA                                                  7.625%     06/25/2008             45,235                   45,557
          SBA                                                  9.375%     07/25/2008              2,074                    2,103
          SBA                                                  7.625%     08/25/2008              6,590                    6,618
          SBA                                                  8.725%     01/25/2009             13,545                   13,754
          SBA                                                  7.625%     03/25/2009             13,847                   13,948
          SBA                                                  5.375%     06/25/2009            115,081                  114,547
          SBA                                                  7.875%     06/25/2009            133,049                  135,007
          SBA                                                  8.375%     01/25/2010             23,117                   23,674
          SBA                                                  5.750%     02/25/2010              9,870                    9,857
          SBA                                                  6.000%     02/25/2010            144,438                  144,238
          SBA                                                  8.875%     05/25/2010            176,925                  183,454
          SBA                                                  8.375%     11/25/2010             49,887                   51,240
          SBA                                                  7.625%     03/25/2011             30,688                   31,183
          SBA                                                  8.515%     09/25/2011            619,292                  645,343
          SBA                                                  9.375%     11/25/2011              3,500                    3,647
          SBA                                                  8.125%     05/25/2012            206,333                  214,739
          SBA                                                  7.125%     11/25/2012             73,760                   75,353
          SBA                                                  9.875%     12/25/2012             41,377                   43,586
          SBA                                                  7.875%     01/25/2013            263,912                  273,645
          SBA                                                  5.340%     02/25/2013            104,480                  104,217
          SBA                                                  5.625%     03/25/2013            102,387                  102,428
          SBA                                                  9.625%     06/25/2013              4,331                    4,566
          SBA                                                  7.375%     07/25/2013            104,351                  106,982
          SBA                                                  5.750%     01/25/2014              3,864                    3,877
          SBA                                                  9.015%     05/25/2014            513,475                  549,581

                                                              INTEREST     MATURITY         PRINCIPAL
DESCRIPTION                                                     RATE         DATE             AMOUNT                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
          SBA                                                  9.375%     05/25/2014             30,516                   32,133
          SBA                                                  6.500%     06/25/2014              5,167                    5,123
          SBA                                                  6.375%     07/25/2014             87,041                   88,050
          SBA                                                  8.725%     07/25/2015             26,244                   27,631
          SBA                                                  8.225%     11/25/2015             32,590                   33,964
          SBA                                                  8.125%     03/25/2016            873,360                  923,967
          SBA                                                  6.125%     04/25/2016             24,161                   24,324
          SBA                                                  8.125%     07/25/2016            684,812                  726,670
          SBA                                                  8.375%     07/25/2016             72,690                   76,815
          SBA                                                  9.625%     08/25/2016             14,159                   15,035
          SBA                                                  5.750%     03/25/2017             19,421                   19,525
          SBA                                                  5.875%     07/25/2017             58,967                   59,488
          SBA                                                  6.125%     09/25/2017              9,564                    9,650
          SBA                                                  5.750%     12/25/2017            316,013                  317,843
          SBA                                                  5.750%     02/25/2018             82,426                   82,910
          SBA                                                  5.500%     08/25/2018            469,780                  470,029
          SBA                                                  5.450%     01/25/2019             43,622                   43,644
          SBA                                                  6.450%     05/25/2019             64,435                   64,346
          SBA                                                  5.750%     06/25/2019            263,341                  265,069
          SBA                                                  7.625%     06/25/2020            131,973                  138,380
          SBA                                                  5.500%     09/25/2020             37,376                   37,414
          SBA                                                  7.750%     12/25/2020             38,606                   40,192
          SBA                                                  5.250%     04/25/2021            121,527                  121,254
          SBA                                                  8.125%     04/25/2021             17,345                   17,948
          SBA                                                  7.625%     07/25/2021             14,636                   15,287
          SBA                                                  5.375%     10/25/2021            208,316                  208,489
          SBA                                                  5.500%     09/25/2022             47,525                   47,426
          SBA                                                  5.375%     07/25/2023            472,263                  471,319
          SBA                                                  7.375%     07/25/2023             31,179                   32,338
          SBA                                                  6.375%     02/25/2024          1,017,752                1,045,984
          SBA                                                  7.625%     03/25/2024            142,683                  149,885
          SBA                                                  8.375%     08/25/2024             44,640                   47,243
          SBA                                                  8.375%     10/25/2024             57,220                   61,560
          SBA                                                  5.500%     11/25/2024            196,526                  196,927
          SBA                                                  7.375%     12/25/2024             84,441                   87,887
          SBA                                                  5.375%     01/25/2025            471,686                  472,330
          SBA                                                  8.625%     02/25/2025             52,023                   56,286
          SBA                                                  7.875%     06/25/2025             18,005                   19,006
          SBA                                                  7.875%     09/25/2025            116,562                  123,578
          SBA                                                  8.375%     10/25/2025             62,947                   67,692
          SBA                                                  5.200%     03/25/2026            276,944                  276,104
          SBA                                                  7.000%     05/25/2028            644,166                  672,650
          SBA                                                  5.450%     02/25/2030            875,826                  873,364
                                                                                                                    ------------
                                                                                                                      11,557,306

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $51,620,615)                                                                 51,097,509
                                                                                                                    ------------

U.S. GOVERNMENT AGENCY SECURITIES (5.9%)
FEDERAL HOME LOAN BANK (FHLB) (5.9%)
          FHLB                                                 3.500%     05/15/2007          3,345,000                3,286,325
                                                                                                                    ------------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                                3,286,325
(IDENTIFIED COST $3,352,144)
                                                                                                                    ------------


SHORT TERM INVESTMENTS (1.8%)
          FIFTH THIRD REPURCHASE AGREEMENT DATED               4.680%     04/03/2006        $   974,519             $    974,519
          3/31/06 (Repurchase value $974,899
          collateralized by U.S. Government
          Agency Securities) (1)
                                                                                                                    ------------

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $974,519)                                                                  974,519
                                                                                                                    ------------

TOTAL INVESTMENTS  (99.8%) (IDENTIFIED COST $55,947,278) (2)                                                          55,358,353

TOTAL OTHER ASSETS LESS LIABILITIES (0.2%)                                                                               105,441

                                                                                                                    ------------
TOTAL NET ASSETS (100.0%)                                                                                           $ 55,463,794
                                                                                                                    ============

(1) See Note 9 for collateral information.
(2) See Note 12 for important tax information.
    SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Schedule of Investments
Accessor U.S. Government Money Fund

Schedule of Investments, March 31, 2006 (Unaudited)

                                                              INTEREST     MATURITY         PRINCIPAL
DESCRIPTION                                                     RATE         DATE             AMOUNT                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (79.1%)
FEDERAL AGRICULTURAL MORTGAGE CORPORATION (FAMC) (2.3%)
          FAMC                                                 4.701%     06/16/2006        $30,000,000           $   29,710,105
                                                                                                                  --------------

FEDERAL FARM CREDIT BANK (FFCB) (3.5%)
          FFCB (1)                                             4.680%     06/02/2006         45,000,000               45,000,000
                                                                                                                  --------------

FEDERAL HOME LOAN BANK (FHLB) (29.6%)
          FHLB                                                 3.650%     06/05/2006         25,000,000               25,000,000
          FHLB                                                 4.660%     06/14/2006         60,000,000               60,000,000
          FHLB (1)                                             4.000%     07/13/2006         25,000,000               25,000,000
          FHLB                                                 3.820%     07/20/2006         25,000,000               25,000,000
          FHLB                                                 4.710%     07/21/2006         40,000,000               40,000,000
          FHLB                                                 4.375%     10/26/2006         25,000,000               25,000,000
          FHLB (1)                                             4.705%     11/09/2006         50,000,000               50,000,000
          FHLB                                                 4.665%     11/13/2006         25,000,000               25,000,000
          FHLB                                                 4.775%     01/11/2007         40,000,000               40,000,000
          FHLB                                                 5.050%     01/29/2007         25,000,000               25,000,000
          FHLB                                                 4.800%     02/08/2007         40,000,000               40,000,000
                                                                                                                  --------------
                                                                                                                     380,000,000
FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (18.1%)
          FHLMC                                                4.380%     05/09/2006         40,000,000               39,824,800
          FHLMC                                                4.680%     05/25/2006         30,000,000               29,797,200
          FHLMC                                                4.715%     08/29/2006         30,000,000               29,418,483
          FHLMC                                                4.763%     09/05/2006         30,000,000               29,384,779
          FHLMC                                                4.765%     09/12/2006         30,000,000               29,356,725
          FHLMC                                                4.250%     10/23/2006         25,000,000               25,000,000
          FHLMC                                                4.500%     11/03/2006         25,000,000               25,000,000
          FHLMC                                                4.800%     02/20/2007         25,000,000               25,000,000
                                                                                                                  --------------
                                                                                                                     232,781,988
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (25.6%)
          FNMA                                                 4.330%     04/05/2006         40,000,000               39,990,378
          FNMA                                                 4.420%     04/19/2006         40,000,000               39,921,422
          FNMA                                                 4.540%     05/17/2006         30,000,000               29,833,533
          FNMA                                                 4.630%     05/31/2006         30,000,000               29,776,217
          FNMA                                                 4.770%     06/28/2006         20,909,000               20,670,742
          FNMA                                                 4.700%     07/03/2006         30,000,000               29,643,583
          FNMA                                                 4.660%     08/02/2006         30,000,000               29,530,117
          FNMA                                                 4.000%     08/08/2006         25,000,000               25,000,000
          FNMA                                                 4.700%     08/16/2006         23,079,000               22,672,233
          FNMA                                                 4.100%     08/22/2006         25,000,000               25,000,000
          FNMA                                                 4.490%     12/01/2006         38,184,000               37,031,500
                                                                                                                  --------------
                                                                                                                     329,069,724

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $1,016,561,817)                                                           1,016,561,817
                                                                                                                  --------------

SHORT TERM SECURITIES (20.9%)
          FIFTH THIRD REPURCHASE AGREEMENT DATED               4.680%     04/03/2006        $19,257,209           $   19,257,209
          3/31/06 (Repurchase value $19,264,719
          collateralized by U.S. Government
          Agency Securities) (3)

          MORGAN STANLEY REPURCHASE AGREEMENT DATED            4.730%     04/03/2006        250,000,000              250,000,000
          3/31/06 (Repurchase value $250,098,542
          collateralized by U.S. Government
          Agency Securities) (3)
                                                                                                                  --------------

TOTAL SHORT TERM SECURITIES (IDENTIFIED COST $269,257,209)                                                           269,257,209
                                                                                                                  --------------

TOTAL INVESTMENTS  (100.0%) (IDENTIFIED COST $1,285,819,026) (4)                                                   1,285,819,026

TOTAL LIABILITIES LESS OTHER ASSETS (0.0%)                                                                               (99,866)

                                                                                                                  --------------
TOTAL NET ASSETS (100.0%)                                                                                         $1,285,719,160
                                                                                                                  ==============

(1) Represents a variable or increasing rate security. Rate disclosed is as of March 31, 2006.
(2) Represents a step bond. Rate disclosed is as of March 31, 2006.
(3) See Note 9 for collateral information.
(4) See Note 12 for important tax information.
    SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Schedule of Investments
Accessor Income Allocation Fund

Schedule of Investments, March 31, 2006 (Unaudited)

DESCRIPTION                                                                        ALLOCATION      SHARES               VALUE
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (90.0%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (90.0%)
          High Yield Bond                                                              7.1%         110,204          $ 1,189,104
          Intermediate Fixed-Income                                                    4.1%          60,938              689,815
          Mortgage Securities                                                          7.0%          96,606            1,181,488
          Short-Intermediate Fixed-Income                                             57.1%         825,797            9,612,277
          US Government Money                                                         14.7%       2,484,213            2,484,213
                                                                                                                     -----------
                                                                                                                      15,156,897

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $15,517,900)                                                              15,156,897
                                                                                                                     -----------

                                                             INTEREST      MATURITY          PRINCIPAL
DESCRIPTION                                                    RATE          DATE             AMOUNT                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (10.3%)
          FIFTH THIRD REPURCHASE AGREEMENT DATED               4.680%     04/03/2006        $ 1,735,424              $ 1,735,424
          3/31/06 (Repurchase value $1,736,101
          collateralized by U.S. Government
          Agency Securities) (1)
                                                                                                                     -----------

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $1,735,424)                                                              1,735,424
                                                                                                                     -----------

TOTAL INVESTMENTS  (100.3%) (IDENTIFIED COST $17,253,324) (2)                                                         16,892,321

TOTAL LIABILITIES LESS OTHER ASSETS (-0.3%)                                                                              (43,248)

                                                                                                                     -----------
TOTAL NET ASSETS (100.0%)                                                                                            $16,849,073
                                                                                                                     ===========

(1) See Note 9 for collateral information.
(2) See Note 12 for important tax information.
    SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Schedule of Investments
Accessor Income & Growth Allocation Fund

Schedule of Investments, March 31, 2006 (Unaudited)

DESCRIPTION                                                                        ALLOCATION      SHARES               VALUE
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (95.1%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (95.1%)
          Growth                                                                      10.6%         135,269          $ 3,415,542
          High Yield Bond                                                              5.2%         155,669            1,679,668
          Intermediate Fixed-Income                                                    5.8%         163,688            1,852,953
          International Equity                                                         6.2%         102,135            1,991,628
          Mortgage Securities                                                          7.8%         204,688            2,503,333
          Short-Intermediate Fixed-Income                                             36.4%       1,003,397           11,679,543
          Small to Mid Cap                                                             4.5%          46,523            1,438,951
          U.S. Government Money                                                        9.5%       3,062,177            3,062,177
          Value                                                                        9.1%         134,709            2,932,611
                                                                                                                     -----------
                                                                                                                      30,556,406

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $28,548,163)                                                              30,556,406
                                                                                                                     -----------

                                                             INTEREST      MATURITY          PRINCIPAL
DESCRIPTION                                                    RATE          DATE             AMOUNT                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (4.9%)
          FIFTH THIRD REPURCHASE AGREEMENT DATED               4.680%      04/03/2006        $ 1,575,146             $ 1,575,146
          3/31/06 (Repurchase value $1,575,760
          collateralized by U.S. Government
          Agency Securities) (1)
                                                                                                                     -----------

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $1,575,146)                                                              1,575,146
                                                                                                                     -----------

TOTAL INVESTMENTS  (100.0%) (IDENTIFIED COST $30,123,309) (2)                                                         32,131,552

TOTAL OTHER ASSETS LESS LIABILITIES (0.0%)                                                                                 6,852

                                                                                                                     -----------
TOTAL NET ASSETS (100.0%)                                                                                            $32,138,404
                                                                                                                     ===========

(1) See Note 9 for collateral information.
(2) See Note 12 for important tax information.
    SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Schedule of Investments
Accessor Balanced Allocation Fund

Schedule of Investments, March 31, 2006 (Unaudited)

DESCRIPTION                                                                        ALLOCATION      SHARES               VALUE
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (97.1%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (97.1%)
          Growth                                                                      16.6%         516,553          $13,042,960
          High Yield Bond                                                              5.0%         363,770            3,925,082
          Intermediate Fixed-Income                                                    5.0%         347,521            3,933,933
          International Equity                                                        10.6%         425,396            8,295,219
          Mortgage Securities                                                          4.9%         315,342            3,856,628
          Short-Intermediate Fixed-Income                                             27.9%       1,882,593           21,913,387
          Small to Mid Cap                                                             7.9%         200,268            6,194,284
          U.S. Government Money                                                        4.5%       3,500,232            3,500,232
          Value                                                                       14.7%         527,958           11,493,641
                                                                                                                     -----------
                                                                                                                      76,155,366

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $67,755,041)                                                              76,155,366
                                                                                                                     -----------

                                                             INTEREST      MATURITY          PRINCIPAL
DESCRIPTION                                                    RATE          DATE             AMOUNT                   VALUE
--------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (2.9%)
          FIFTH THIRD REPURCHASE AGREEMENT DATED               4.680%     04/03/2006        $ 2,218,891              $ 2,218,891
          3/31/06 (Repurchase value $2,219,756
          collateralized by U.S. Government
          Agency Securities) (1)
                                                                                                                     -----------

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $2,218,891)                                                              2,218,891
                                                                                                                     -----------

TOTAL INVESTMENTS  (100.0%) (IDENTIFIED COST $69,973,932) (2)                                                         78,374,257

TOTAL OTHER ASSETS LESS LIABILITIES (0.0%)                                                                                32,745

                                                                                                                     -----------
TOTAL NET ASSETS (100.0%)                                                                                            $78,407,002
                                                                                                                     ===========

(1) See Note 9 for collateral information.
(2) See Note 12 for important tax information.
    SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Schedule of Investments
Accessor Growth & Income Allocation Fund

Schedule of Investments, March 31, 2006 (Unaudited)

DESCRIPTION                                                                        ALLOCATION      SHARES               VALUE
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.1%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (98.1%)
          Growth                                                                      19.9%         967,952         $ 24,440,778
          High Yield Bond                                                              5.0%         573,706            6,190,293
          Intermediate Fixed-Income                                                    5.0%         543,537            6,152,834
          International Equity                                                        12.5%         789,725           15,399,638
          Mortgage Securities                                                          4.0%         403,676            4,936,956
          Short-Intermediate Fixed-Income                                             23.1%       2,436,749           28,363,753
          Small to Mid Cap                                                            10.0%         397,514           12,295,121
          U.S. Government Money                                                        0.9%       1,120,815            1,120,815
          Value                                                                       17.7%         999,038           21,749,050
                                                                                                                    ------------
                                                                                                                     120,649,238

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $105,726,512)                                                            120,649,238
                                                                                                                    ------------

                                                             INTEREST         MATURITY          PRINCIPAL
DESCRIPTION                                                    RATE             DATE             AMOUNT                VALUE
--------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (1.9%)
          FIFTH THIRD REPURCHASE AGREEMENT DATED               4.680%        04/03/2006        $ 2,410,884          $  2,410,884
          3/31/06 (Repurchase value $2,411,824
          collateralized by U.S. Government
          Agency Securities) (1)
                                                                                                                    ------------

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $2,410,884)                                                              2,410,884
                                                                                                                    ------------

TOTAL INVESTMENTS  (100.0%) (IDENTIFIED COST $108,137,396) (2)                                                       123,060,122

TOTAL LIABILITIES LESS OTHER ASSETS (-0.0%)                                                                              (57,608)

                                                                                                                    ------------
TOTAL NET ASSETS (100.0%)                                                                                           $123,002,514
                                                                                                                    ============

(1) See Note 9 for collateral information.
(2) See Note 12 for important tax information.
    SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Schedule of Investments
Accessor Growth Allocation Fund

Schedule of Investments, March 31, 2006 (Unaudited)

DESCRIPTION                                                                        ALLOCATION      SHARES               VALUE
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.0%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (99.0%)
          Growth                                                                      25.8%       1,094,891         $ 27,646,008
          High Yield Bond                                                              3.0%         297,536            3,210,415
          Intermediate Fixed-Income                                                    4.0%         377,953            4,278,433
          International Equity                                                        16.0%         880,149           17,162,907
          Mortgage Securities                                                          1.0%          88,645            1,084,127
          Short-Intermediate Fixed-Income                                             11.0%       1,013,658           11,798,979
          Small to Mid Cap                                                            13.8%         478,475           14,799,235
          Value                                                                       24.4%       1,199,037           26,103,045
                                                                                                                    ------------
                                                                                                                     106,083,149

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $88,527,914)                                                             106,083,149
                                                                                                                    ------------

                                                             INTEREST        MATURITY            PRINCIPAL
DESCRIPTION                                                    RATE            DATE               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (0.9%)
          FIFTH THIRD REPURCHASE AGREEMENT DATED               4.680%       04/03/2006           $ 889,188          $    889,188
          3/31/06 (Repurchase value $889,535
          collateralized by U.S. Government
          Agency Securities) (1)
                                                                                                                    ------------

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $889,188)                                                                  889,188
                                                                                                                    ------------

TOTAL INVESTMENTS  (99.9%) (IDENTIFIED COST $89,417,102) (2)                                                         106,972,337

TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                               158,705

                                                                                                                    ------------
TOTAL NET ASSETS (100.0%)                                                                                           $107,131,042
                                                                                                                    ============

(1) See Note 9 for collateral information.
(2) See Note 12 for important tax information.
    SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

Schedule of Investments
Accessor Aggressive Growth Allocation Fund

Schedule of Investments, March 31, 2006 (Unaudited)

DESCRIPTION                                                                        ALLOCATION      SHARES               VALUE
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (99.8%)
ACCESSOR FUNDS - ADVISOR CLASS SHARES (99.8%)
         Growth                                                                       31.8%         642,988         $ 16,235,445
         International Equity                                                         20.4%         536,458           10,460,933
         Small to Mid Cap                                                             17.6%         291,086            9,003,294
         U.S. Government Money                                                         0.0%              34                   34
         Value                                                                        30.0%         703,078           15,306,005
                                                                                                                    ------------
                                                                                                                      51,005,711

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $41,031,126)                                                              51,005,711
                                                                                                                    ------------

                                                             INTEREST        MATURITY            PRINCIPAL
DESCRIPTION                                                    RATE            DATE               AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS (0.4%)
         FIFTH THIRD REPURCHASE AGREEMENT DATED               4.680%         04/03/2006           $199,668          $    199,668
         3/31/06 (Repurchase value $199,746
         collateralized by U.S. Government
         Agency Securities) (1)
                                                                                                                    ------------

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $199,668)                                                                  199,668
                                                                                                                    ------------

TOTAL INVESTMENTS  (100.2%) (IDENTIFIED COST $41,230,794) (2)                                                         51,205,379

TOTAL LIABILITIES LESS OTHER ASSETS (-0.2%)                                                                             (113,083)

                                                                                                                    ------------
TOTAL NET ASSETS (100.0%)                                                                                           $ 51,092,296
                                                                                                                    ============

(1) See Note 9 for collateral information.
(2) See Note 12 for important tax information.
    SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                                NOTES to Form N-Q
                      For the period ending March 31, 2006

1.       ORGANIZATION

Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of 16 diversified funds (individually, a "Fund", and collectively, the "Funds"). This report covers the following ten funds: Growth Fund, Value Fund, Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund (the "Bond Funds"), Limited Duration U.S. Government Fund ("Limited Duration Fund") and U.S. Government Money Fund (the "Money Fund"); and the following six Accessor Allocation Funds: Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund (other than the Limited Duration Fund) offers four classes of shares, Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares. The Limited Duration Fund offers one class of shares. Each class of shares has identical rights and privileges except with respect to expenses specific to each class and with respect to voting rights on matters affecting a single class, including distribution, shareholder service and administrative service arrangements.

2.       SECURITY VALUATION

Net Asset Value ("NAV") per share of each Fund is calculated as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m. EST), except that the NAV per share of the Money Fund is calculated at 5:00 p.m. EST. If the NYSE closes early, the Funds may close early and may value their shares at an earlier time. The Funds generally value their securities using market quotations obtained from a pricing service. Equity securities (both domestic and international) listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities traded on the NASDAQ National Market or the NASDAQ Small Cap Markets are typically valued based on the NASDAQ Official Closing Price or, if there is no Official Closing Price on that day, the last sales price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. All other over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Fixed-income securities and other investments for which market quotations are readily available (other than short-term obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent sales price quotations obtained from dealers or pricing services. Investments held by the Money Fund are valued at amortized cost. Short-term debt securities of other Funds maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments by the Accessor Allocation Funds in shares of a mutual fund are valued at the closing net asset value per share of that mutual fund. An investment for which market quotations are not readily available or whose value has been materially affected by events occurring after the close of the exchange or market on or in which the security is principally traded (for example, a foreign exchange or market) is valued at its fair value as determined in good faith in accordance with procedures adopted by the Accessor Funds' Board of Directors (the "Board of Directors"). The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on or in which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event. A significant event is one where it is believed with a reasonably high degree of certainty that a particular event has caused the price of the security to no longer reflect its current value as of the time of the Fund's NAV calculation. The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. The Funds (specifically the International Fund) may, however, use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may occur before a Fund values its securities at 4:00 p.m. Eastern Time. To account for this, the Funds (particularly the International Fund) may frequently value many foreign equity securities using the fair value procedures adopted by the Funds' Board of Directors. On days when a change has occurred in the closing level of the Standard and Poor's 500 Index by an amount approved by the Board from the previous trading day's closing level and other criteria have been met, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities. The Manager and Money Managers review the fair values provided, review periodically the methodology and procedures used in providing values to the Funds, and evaluate the accuracy of the prices provided.

3.       SECURITY TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes using the effective interest method. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

4.       FOREIGN CURRENCY TRANSACTIONS

The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are payable in a foreign currency, and the International Fund and the Equity Funds may purchase equity securities that are denominated in a foreign currency. Investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. dollars at the exchange rate in effect on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities. Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the translated amount of income or expenses initially recorded in each of the Fund's accounting records and the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, excluding investments in securities, resulting from changes in the exchange rates. The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

5.       OFF-BALANCE SHEET RISK

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions. The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

6.       FUTURES CONTRACTS

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. A Fund may do so for a variety of reasons including for cash management purposes. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

7.       FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8.       OPTIONS TRANSACTIONS

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may purchase and sell call and put options on securities and securities indices, provided such options are traded on a national securities exchange or an over-the-counter market. The International Fund may also purchase and sell call and put options on foreign currencies. When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option. When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

9.       REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements (agreements to purchase securities-- generally securities of the U.S. Government, its agencies or instrumentalities-- subject to the seller's agreement to repurchase them at a specified time and price) with well-established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

Repurchase Agreement Collateral as of March 31, 2006

                               ISSUER of                                    INTEREST RATE       MATURITY DATE
                              REPURCHASE                                      (RANGE OF          (RANGE OF
          FUND                 AGREEMENT      ISSUER(S)       PAR           INTEREST RATES)    MATURITY DATES)   MARKET VALUE
          ----                 ---------      ---------       ---           ---------------    ---------------   ------------
Growth                     Fifth Third Bank    FHLMC      $1,402,000              3.45%            03/12/08      $  1,362,013

Value                      Fifth Third Bank    FHLMC       5,420,000              3.45%            03/12/08         5,265,415

Small to Mid Cap           Fifth Third Bank    FHLMC       4,625,000              3.45%            03/12/08         4,493,090

International Equity       Fifth Third Bank    FHLMC       3,180,000              3.45%            03/12/08         3,089,303

High Yield Bond            Fifth Third Bank    FHLMC       1,652,000              3.45%            03/12/08         1,604,883

Intermediate Fixed-Income  Fifth Third Bank    FHLMC       2,093,000              3.45%            03/12/08         2,033,305
Short-Intermediate
Fixed-Income               Fifth Third Bank    FHLMC       5,574,000              3.45%            03/12/08         5,415,023

Mortgage Securities        Fifth Third Bank    FHLMC       1,905,000              3.45%            03/12/08         1,850,667

U.S. Government Money      Fifth Third Bank    FHLMC      20,418,000              3.45%            03/12/08        19,835,655
                                               FHLB,
                                               FHLMC,                                              04/21/2006-
                           Morgan Stanley      FNMA,     256,025,000        4.00%-5.00%            07/28/2020     254,989,834
Limited Duration U.S.
Government                 Fifth Third Bank    FHLMC       1,034,000              3.45%            03/12/08         1,004,509


Income Allocation          Fifth Third Bank    FHLMC       1,840,000              3.45%            03/12/08         1,787,521
Income and Growth
Allocation                 Fifth Third Bank    FHLMC       1,671,000              3.45%            03/12/08         1,623,341

Balanced Allocation        Fifth Third Bank    FHLMC       2,353,000              3.45%            03/12/08         2,285,890
Growth and Income
Allocation                 Fifth Third Bank    FHLMC       2,557,000              3.45%            03/12/08         2,484,071

Growth Allocation          Fifth Third Bank    FHLMC         943,000              3.45%            03/12/08           916,105
Aggressive Growth
Allocation                 Fifth Third Bank    FHLMC         212,000              3.45%            03/12/08           205,954


10.      FORWARD COMMITMENTS

The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e. "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery. Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

11.      RESTRICTED SECURITIES

The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public once the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at March 31, 2006 is detailed in the Schedules of Investments, as applicable.

12.      IDENTIFIED COST

The identified cost for federal income tax purposes of investments owned by each Fund, their respective gross unrealized appreciation / (depreciation), and resulting net unrealized appreciation / (depreciation) as applicable at March 31, 2006 were as follows:

                                                      GROSS                             NET UNREALIZED
                                                   UNREALIZED      GROSS UNREALIZED      APPRECIATION
                               IDENTIFIED COST    APPRECIATION      (DEPRECIATION)      (DEPRECIATION)
Accessor Fund

Growth                             $138,584,056      $17,505,158        ($4,923,570)        $ 12,581,588
Value                               112,136,294       19,725,441         (4,245,139)        $ 15,480,302
Small to Mid Cap                    148,354,897       56,881,883         (6,078,780)        $ 50,803,103
International Equity                103,927,977       19,729,624         (1,214,631)        $ 18,514,993
High Yield Bond                      52,065,860        1,066,064           (987,359)        $     78,705
Intermediate Fixed-Income            59,877,544           93,102         (2,078,419)        $ (1,985,317)
Short-Intermediate
Fixed-Income                        116,693,143          125,834         (2,495,248)        $ (2,369,414)
Mortgage Securities                 193,043,084           81,034         (4,046,054)        $ (3,965,020)
Limited Duration U.S.
Government                           55,947,278            7,039           (595,964)        $   (588,925)

Accessor Allocation Fund

Income Allocation                   $17,256,079          $28,595          ($392,353)        $   (363,758)
Income and Growth Allocation         30,129,554        2,623,383           (621,385)        $  2,001,998
Balanced Allocation                  69,983,924        9,409,498         (1,019,165)        $  8,390,333
Growth and Income Allocation        108,144,329       16,374,431         (1,458,638)        $ 14,915,793
Growth Allocation                    89,446,158       18,277,864           (751,685)        $ 17,526,179
Aggressive Growth Allocation         41,302,968       10,038,736           (136,325)        $  9,902,411

13.  AFFILIATED COMPANIES

Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control:

Accessor Income Allocation Fund
                                                  PURCHASE         SALES            DIVIDEND         VALUE
                                                  COST                              INCOME
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS
SHARES
High Yield Bond                                        155,000                            21,518     $  1,189,104
Intermediate Fixed-Income                              140,000                            10,700          689,815
Short-Intermediate Fixed-Income                      1,590,000                            96,762        9,612,277
Mortgage Securities                                    225,000                            11,468        1,181,488
U.S. Government Money                                                                                   2,484,213

TOTAL                                                2,110,000                0          140,448       15,156,897

-----------------------------------------------------------------------------------------------------------------
Accessor Income and Growth
Allocation Fund
                                                  PURCHASE         SALES            DIVIDEND         VALUE
                                                  COST                              INCOME
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS
SHARES
Growth                                                 150,000                             1,582     $  3,415,542
Value                                                  250,000                             8,081        2,932,611
Small to Mid Cap                                                                                        1,438,951
International Equity                                                                                    1,991,628
High Yield Bond                                        210,000                            29,780        1,679,668
Intermediate Fixed-Income                              130,000                            30,803        1,852,953
Short-Intermediate Fixed-Income                      1,480,000                           118,328       11,679,543
Mortgage Securities                                    240,000                            25,211        2,503,333
U.S. Government Money                                                 1,000,000                         3,062,177

TOTAL                                                2,460,000        1,000,000          213,785       30,556,406

-----------------------------------------------------------------------------------------------------------------
Accessor Balanced Allocation Fund
                                                  PURCHASE         SALES            DIVIDEND         VALUE
                                                  COST                              INCOME

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS
SHARES
Growth                                                 670,000                             6,040     $ 13,042,960
Value                                                  425,000                            31,672       11,493,641
Small to Mid Cap                                                                                        6,194,284
International Equity                                                                                    8,295,219
High Yield Bond                                        285,000                            72,318        3,925,082
Intermediate Fixed-Income                              460,000        1,450,000           63,469        3,933,933
Short-Intermediate Fixed-Income                      3,715,000                           225,869       21,913,387
Mortgage Securities                                    165,000                            39,710        3,856,628
U.S. Government Money                                                                                   3,500,232

TOTAL                                                5,720,000        1,450,000          439,078       76,155,366

-----------------------------------------------------------------------------------------------------------------
Accessor Growth and Income
Allocation Fund
                                                  PURCHASE         SALES            DIVIDEND         VALUE
                                                  COST                              INCOME

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS
SHARES
Growth                                               1,785,000                            11,317     $ 24,440,778
Value                                                1,155,000                            59,932       21,749,050
Small to Mid Cap                                       250,000                                         12,295,121
International Equity                                                                                   15,399,638
High Yield Bond                                        615,000                           112,745        6,190,293
Intermediate Fixed-Income                              550,000        2,500,000          101,422        6,152,834
Short-Intermediate Fixed-Income                      5,765,000                           290,313       28,363,753
Mortgage Securities                                    550,000                            48,973        4,936,956
U.S. Government Money                                                                                   1,120,815

TOTAL                                               10,670,000        2,500,000          624,702      120,649,238

-----------------------------------------------------------------------------------------------------------------
Accessor Growth Allocation Fund
                                                  PURCHASE         SALES            DIVIDEND         VALUE
                                                  COST                              INCOME
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS
SHARES
Growth                                               1,945,000          800,000           12,744     $ 27,646,008
Value                                                1,490,000          800,000           71,271       26,103,045
Small to Mid Cap                                       525,000          400,000                        14,799,235
International Equity                                                  1,100,000                        17,162,907
High Yield Bond                                         75,000        1,600,000           61,588        3,210,415
Intermediate Fixed-Income                              610,000          300,000           72,077        4,278,433
Short-Intermediate Fixed-Income                      2,460,000          500,000          124,758       11,798,979
Mortgage Securites                                     600,000                            11,141        1,084,127
U.S. Government Money                                                                                          --

TOTAL                                                7,705,000        5,500,000          353,579      106,083,149

-----------------------------------------------------------------------------------------------------------------
Accessor Aggressive Growth
Allocation Fund
                                                  PURCHASE         SALES            DIVIDEND         VALUE
                                                  COST                              INCOME

INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS
SHARES
Growth                                               1,615,000          220,000            7,620     $ 16,235,445
Value                                                1,685,000          380,000           42,787     $ 15,306,005
Small to Mid Cap                                       555,000                                       $  9,003,294
International Equity                                                                                 $ 10,460,933
U.S. Government Money                                                                                $         34

TOTAL                                                3,855,000          600,000           50,407       51,005,711

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the registrant's disclosure controls and procedures within 90 days of the filing date of this report that the Registrant's disclosure controls and procedures are reasonably designed to ensure information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time period and that information required to be disclosed by the Registrant in the report that it files or submits on Form N-Q is accumulated and communicated to the
Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There are no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Accessor Funds, Inc.


By /s/ Ravindra A. Deo
  -----------------------------------------------------------
       Ravindra A. Deo
       Treasurer

Date   May 22,2006
     --------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ J. Anthony Whatley III
  -----------------------------------------------------------
       J. Anthony Whatley III
       President


Date   May 24, 2006
    --------------------------


By /s/ Ravindra A. Deo
  -----------------------------------------------------------
       Ravindra A. Deo
       Treasurer

Date   May 22, 2006
    --------------------------